UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01028

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF IVY BALANCED FUND

June 30, 2005
COMMON STOCKS	Shares	Value

Aircraft - 0.93%
Boeing Company (The)	14,000	$924,000

Banks - 3.19%
Citigroup Inc.	41,600	1,923,168
Northern Trust Corporation	27,800	1,265,873
		3,189,041
Beverages - 1.01%
Brown-Forman Corporation, Class B	16,600	1,003,636

Business Equipment and Services - 1.28%
Cintas Corporation	33,200	1,282,350

Capital Equipment - 0.99%
Ingersoll-Rand Company Limited, Class A	13,800	984,630

Chemicals - Petroleum and Inorganic - 0.78%
Dow Chemical Company (The)	17,600	783,728

Chemicals - Specialty - 0.90%
Air Products and Chemicals, Inc.	14,900	898,470

Computers - Micro - 2.95%
Apple Computer, Inc.*	17,400	639,885
Dell Inc.*	40,283	1,588,963
Sun Microsystems, Inc.*	193,600	717,288
		2,946,136
Computers - Peripherals - 6.20%
Check Point Software Technologies Ltd.*	39,900	791,416
EMC Corporation*	83,800	1,148,898
Microsoft Corporation	77,158	1,915,447
Oracle Corporation*	92,000	1,214,860
Symantec Corporation*	51,900	1,128,565
		6,199,186
Defense - 1.15%
General Dynamics Corporation	10,500	1,150,170

Electrical Equipment - 0.82%
Emerson Electric Co.	12,800	801,664
Molex Incorporated, Class A	800	18,756
		820,420
Electronic Components - 1.20%
Intel Corporation	45,900	1,194,548

Electronic Instruments - 0.77%
Lam Research Corporation*	26,600	769,671

Finance Companies - 2.65%
Fannie Mae	14,600	852,640
SLM Corporation	35,400	1,798,320
		2,650,960
Food and Related - 2.16%
Campbell Soup Company	36,800	1,132,336
Dean Foods Company*	29,100	1,025,484
		2,157,820
Furniture and Furnishings - 1.07%
Masco Corporation	33,500	1,063,960

Health Care - Drugs - 4.81%
Abbott Laboratories	13,700	671,437
Allergan, Inc.	13,500	1,150,740
Amgen Inc.*	16,900	1,021,690
Novartis AG, ADR	16,100	763,784
Pfizer Inc.	43,350	1,195,593
		4,803,244
Health Care - General - 3.30%
Biomet, Inc.	27,400	948,725
Boston Scientific Corporation*	23,800	642,600
Johnson & Johnson	26,200	1,703,000
		3,294,325
Hospital Supply and Management - 3.26%
HCA Inc.	18,100	1,025,727
Medtronic, Inc.	21,800	1,129,022
UnitedHealth Group Incorporated	21,200	1,105,368
		3,260,117
Household - General Products - 1.39%
Colgate-Palmolive Company	27,900	1,392,489

Insurance - Life - 1.16%
Lincoln National Corporation	24,600	1,154,232

Insurance - Property and Casualty - 3.54%
Allstate Corporation (The)	22,200	1,326,450
Berkshire Hathaway Inc., Class B*	400	1,113,400
Chubb Corporation (The)	12,800	1,095,808
		3,535,658
Leisure Time Industry - 2.26%
Royal Caribbean Cruises Ltd.	24,600	1,189,656
Walt Disney Company (The)	42,600	1,072,668
		2,262,324
Motion Pictures - 1.80%
News Corporation Limited, Class A	63,400	1,025,812
News Corporation Limited, Class B	46,000	775,560
		1,801,372
Multiple Industry - 2.38%
General Electric Company	63,680	2,206,512
TreeHouse Foods, Inc.*	5,820	165,928
		2,372,440
Petroleum - International - 4.47%
BP p.l.c., ADR	19,000	1,185,220
Burlington Resources Inc.	13,300	734,692
ChevronTexaco Corporation	13,500	754,920
Exxon Mobil Corporation	31,200	1,793,064
		4,467,896
Petroleum - Services - 2.42%
Nabors Industries Ltd.*	12,100	733,502
Schlumberger Limited	22,200	1,685,868
		2,419,370
Retail - Food Stores - 1.07%
Walgreen Co.	23,300	1,071,567

Retail - General Merchandise - 3.28%
Federated Department Stores, Inc.	11,400	835,392
Target Corporation	21,500	1,169,815
Wal-Mart Stores, Inc.	26,400	1,272,480
		3,277,687
Security and Commodity Brokers - 2.22%
American Express Company	17,800	947,494
Chicago Mercantile Exchange Holdings Inc.	4,300	1,270,650
		2,218,144
Timesharing and Software - 0.78%
Paychex, Inc.	23,900	777,109

Trucking and Shipping - 0.88%
Expeditors International of Washington, Inc.	17,600	876,568

Utilities - Electric - 3.90%
Dominion Resources, Inc.	19,700	1,445,783
Exelon Corporation	36,800	1,888,944
PPL Corporation	9,500	564,110
		3,898,837
Utilities - Telephone - 1.67%
AT&T Corp.	30,000	571,200
Vodafone Group Plc, ADR	45,200	1,099,264
		1,670,464

TOTAL COMMON STOCKS - 72.64%		$72,572,569

(Cost: $63,258,745)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.29%
Wells Fargo Bank, N.A.,
7.55%, 6-21-10	$250	286,854

Beverages - 0.34%
Diageo Capital plc,
3.5%, 11-19-07	350	345,269

Business Equipment and Services - 0.39%
PHH Corporation,
7.125%, 3-1-13	350	388,238

Chemicals - Specialty - 0.35%
Vulcan Materials Company,
6.4%, 2-1-06	350	353,957

Finance Companies - 2.57%
American International Group,
3.85%, 11-26-07 (A)	500	493,969
Banco Hipotecario Nacional,
7.916%, 7-25-09 (A)	7	162
Banco Hipotecario Nacional,
8.0%, 3-31-11 (A)	410	61,575
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
6.56%, 11-18-35	498	524,314
General Motors Acceptance Corporation,
6.125%, 8-28-07	300	296,915
Prudential Insurance Company of America,
6.6%, 5-15-08 (A)	750	799,628
Unilever Capital Corporation,
5.9%, 11-15-32	350	389,977
		2,566,540
Food and Related - 0.88%
Archer-Daniels-Midland Company,
7.0%, 2-1-31	700	880,558

Insurance - Life - 0.50%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	450	495,945

Multiple Industry - 1.44%
Cargill, Inc.,
6.375%, 6-1-12 (A)	400	445,662
General Electric Capital Corporation,
2.85%, 1-30-06	1,000	994,980
		1,440,642
Real Estate Investment Trust - 0.82%
Vornado Realty L.P.,
5.625%, 6-15-07	800	815,411

Utilities - Electric - 0.95%
Dominion Resources, Inc.,
7.625%, 7-15-05	950	950,854

TOTAL CORPORATE DEBT SECURITIES - 8.53%		$8,524,268

(Cost: $8,295,612)

OTHER GOVERNMENT SECURITY - 0.62%

Canada
Hydro-Quebec,
8.0%, 2-1-13	500	$616,465
(Cost: $586,883)

UNITED STATES GOVERNMENT SECURITIES

Mortgage-Backed Obligations - 7.53%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.23%, 1-1-08	428	443,062
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 9-1-17	575	595,916
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 1-1-18	633	640,857
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 4-1-18	570	585,757
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 10-1-28	209	219,225
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 2-1-29	51	53,556
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 5-1-31	45	47,978
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.5%, 5-1-31	81	87,521
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 7-1-31	71	75,857
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 9-1-31	98	104,397
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 9-1-31	70	73,595
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 11-1-31	234	246,893
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 2-1-32	239	249,065
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 2-1-32	296	314,136
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 2-1-32	146	154,987
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 3-1-32	68	70,189
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 3-1-32	158	167,663
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 6-1-32	50	53,488
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 7-1-32	298	315,399
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 8-1-32	123	127,721
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 9-1-32	866	888,753
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 9-1-32	198	206,055
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 5-1-33	411	416,899
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 5-1-33	259	262,439
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 5-1-33	236	239,640
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 6-1-33	399	404,297
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
7.375%, 11-15-11	468	477,717
		7,523,062
Treasury Obligations - 5.27%
United States Treasury Bonds,
7.5%, 11-15-16	500	655,332
United States Treasury Notes,
3.0%, 2-15-08	900	885,410
United States Treasury Notes,
4.0%, 3-15-10	800	808,718
United States Treasury Notes,
3.875%, 2-15-13	1,250	1,251,514
United States Treasury Notes,
3.625%, 5-15-13	750	740,450
United States Treasury Notes,
4.25%, 8-15-13	900	922,500
		5,263,924

TOTAL UNITED STATES GOVERNMENT SECURITIES - 12.80%		$12,786,986

(Cost: $12,700,871)

SHORT-TERM SECURITIES

Capital Equipment - 2.00%
Deere (John) Capital Corporation,
3.33%, 7-26-05	2,000	1,995,375

Finance Companies - 1.60%
USAA Capital Corp.,
3.15%, 7-6-05	1,600	1,599,300

Household - General Products - 1.81%
Procter & Gamble Company (The),
3.37%, 7-1-05	1,811	1,811,000

TOTAL SHORT-TERM SECURITIES - 5.41%		$5,405,675

(Cost: $5,405,675)

TOTAL INVESTMENT SECURITIES - 100.00%		$99,905,963

(Cost: $90,247,786)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $1,800,996 or 1.80% of total investments.

THE INVESTMENTS OF IVY BOND FUND

June 30, 2005
PREFERRED STOCKS	Shares	Value

Real Estate Investment Trust
PS Business Parks, Inc., 7.0% Cumulative	10,500	$258,300
Public Storage, Inc., 6.25% Cumulative	10,500	256,095

TOTAL PREFERRED STOCKS - 0.88%		$514,395

(Cost: $520,050)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.52%
Wachovia Bank, N.A.,
4.8%, 11-1-14	$300	303,503

Broadcasting - 0.58%
Cox Communications, Inc.,
7.75%, 11-1-10	300	339,678

Business Equipment and Services - 1.69%
International Lease Finance Corporation,
4.35%, 9-15-08	200	199,864
International Lease Finance Corporation,
5.875%, 5-1-13	250	265,400
R.R. Donnelley & Sons Company,
4.95%, 5-15-10 (A)	375	376,752
Willis North America Inc.,
5.125%, 7-15-10	140	140,754
		982,770
Chemicals - Specialty - 0.50%
National Collegiate Trust 1997-S2 (The),
7.24%, 9-20-14	290	290,031

Computers - Peripherals - 0.48%
Computer Associates International, Inc.,
5.625%, 12-1-14 (A)	275	278,892

Finance Companies - Asset Backed - 5.94%
Associates Manufactured Housing Contract Pass-Through Certificates,
6.9%, 6-15-27	130	131,010
Associates Manufactured Housing Contract Pass-Through Certificates,
7.725%, 6-15-28	200	211,062
Bank of America Mortgage Securities, Inc.,
5.75%, 8-25-34	134	135,642
BlackRock Capital Finance,
7.75%, 9-25-26 (A)	177	179,968
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Commercial Mortgage Pass-through Certificates,
7.062%, 6-15-31	169	183,189
Fund American Companies, Inc.,
5.875%, 5-15-13	550	572,856
GS Mortgage Securities Corporation II,
7.24173%, 7-13-30	500	528,705
GS Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2001-LI B,
6.733%, 2-14-16 (A)	225	245,316
Green Tree Financial Corporation,
6.4%, 10-15-18	117	119,511
Green Tree Financial Corporation,
8.9%, 4-15-25	2	2,098
Green Tree Financial Corporation,
7.35%, 5-15-27	61	64,594
Metropolitan Asset Funding, Inc.,
7.525%, 4-20-27 (A)	304	304,575
Origen Manufactured Housing Contract Trust 2004-A,
5.7%, 1-15-35	100	103,814
Origen Manufactured Housing Contract Trust 2004-B,
5.73%, 11-15-35	50	51,037
Origen Manufactured Housing Contract Trust 2005-A,
5.86%, 6-15-36	120	121,678
Paine Webber Mortgage Acceptance Corporation,
7.655%, 1-2-12 (A)	250	262,322
St. George Funding Company LLC,
8.485%, 12-29-49 (A)	200	226,014
Sequoia Mortgage Funding Company,
6.38%, 8-28-31 (A)	10	9,762
		3,453,153
Finance Companies - Collateralized Mortgage Obligations - 15.60%
277 Park Avenue Finance Corporation,
7.58%, 5-12-12 (A)	174	181,731
Asset Securitization Corporation,
7.64092%, 11-13-29	200	212,047
Asset Securitization Corporation (Interest Only),
1.79754%, 10-13-26 (A)	2,174	84,114
Banco Hipotecario Nacional,
7.916%, 7-25-09 (A)	7	184
Bear Stearns Commercial Mortgage Securities Inc.,
5.426%, 5-14-16 (A)	200	202,311
Bear Stearns Commercial Mortgage Securities Inc.,
6.0%, 7-15-31 (A)	100	104,548
Bear Stearns Commercial Mortgage Securities Inc.,
5.468%, 6-11-41	1,500	1,598,165
Charlie Mac Trust 2004-2,
5.0%, 10-25-34	244	243,186
Chase Mortgage Finance Trust, Series 2003-S11,
5.5%, 10-25-33	151	151,543
Citibank Credit Card Issuance Trust, Class 2005-C1,
5.5%, 3-24-17	200	209,343
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	85	87,484
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC,
5.25%, 4-25-32	218	217,170
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC,
5.25%, 11-25-32 (A)	339	340,206
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC,
5.25%, 11-25-32 (A)	291	292,346
Hilton Hotel Pool Trust,
3.61125%, 10-3-15 (A)	790	794,938
Hilton Hotel Pool Trust 2000-HLTA C,
7.458%, 10-3-15 (A)	125	140,128
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33	200	199,182
LB-UBS Commercial Mortgage Trust 2005-C1,
4.742%, 2-15-30	250	253,137
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	224	225,829
MMCA Auto Owner Trust 2002-3,
4.6%, 8-17-09	500	502,411
MMCA Auto Owner Trust 2002-4, Class C Asset Backed Notes,
4.56%, 11-16-09	154	153,428
MMCA Automobile Trust 2002-1,
5.37%, 1-15-10	268	269,172
Mellon Residential Funding,
6.75%, 6-26-28	117	116,927
Meristar Commerical Mortgage Trust 1999-C1,
8.29%, 3-3-16 (A)	200	219,500
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4 (Interest Only),
1.0668%, 11-28-35 (A)	6,523	246,180
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4,
5.88%, 11-28-35 (A)	155	154,316
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4,
5.88%, 11-28-35 (A)	105	107,312
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series1998-D6,
6.0%, 3-15-30 (A)	300	320,824
RAMP Series 2003-RS7 Trust,
5.92%, 8-25-33	200	204,445
RAMP Series 2003-RS8 Trust,
5.683%, 9-25-33	200	205,238
RAMP Series 2003-RS11 Trust,
6.092%, 12-25-33	250	255,370
Structured Asset Securities Corporation,
5.63%, 5-25-34	250	252,674
Vanderbilt Mortgage and Finance, Inc.,
8.75%, 1-7-16	370	382,117
Vanderbilt Mortgage and Finance, Inc.,
4.21%, 3-7-28	147	146,391
		9,073,897
Finance Companies - Miscellaneous - 6.78%
Block Financial Corporation,
5.125%, 10-30-14	80	79,555
Capital One Financial Corporation,
5.5%, 6-1-15	450	460,368
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35	370	370,694
CountryPlace Manufactured Housing Contract Trust 2005-1,
5.2%, 7-1-35 (A)	300	305,203
ERAC USA Finance Company,
5.6%, 5-1-15 (A)	510	526,989
FBG Finance Limited,
5.875%, 6-15-35 (A)	240	241,205
FFCA Secured Lending Corporation,
6.73%, 7-18-13 (A)	188	195,102
Ford Motor Credit Company,
4.21813%, 11-16-06	350	346,919
General Motors Acceptance Corporation,
4.05%, 1-16-07	550	537,967
JPMorgan Chase Capital XV,
5.875%, 3-15-35	340	348,981
RALI Series 2003-QS10 Trust,
5.75%, 5-25-33	252	259,992
Selkirk Cogen Funding Corporation,
8.65%, 12-26-07	258	267,022
		3,939,997
Hospital Supply and Management - 0.38%
WellPoint, Inc.,
5.95%, 12-15-34	200	218,312

Insurance - Life - 0.85%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	450	495,945

Insurance - Property and Causalty - 3.06%
Allstate Life Global Funding,
3.5%, 7-30-07	175	172,933
American General Finance Corporation,
4.875%, 5-15-10	520	525,041
Assurant, Inc.,
6.75%, 2-15-34	200	228,514
Berkshire Hathway Finance Corporation,
4.75%, 5-15-12 (A)	315	317,876
Principal Life Global,
6.25%, 2-15-12 (A)	150	165,471
Principal Life Global,
5.25%, 1-15-13 (A)	350	368,275
		1,778,110
Multiple Industry - 1.68%
Cargill, Inc.,
6.375%, 6-1-12 (A)	200	222,831
Household Finance Corporation,
4.125%, 11-16-09	250	247,298
Pennsylvania Electric Company,
5.125%, 4-1-14	500	509,874
		980,003
Petroleum - Canada - 0.36%
Nexen Inc.,
5.875%, 3-10-35	205	208,344

Petroleum - Domestic - 0.77%
Valero Logistics Operations, L.P.,
6.05%, 3-15-13	425	450,137

Petroleum - International - 0.28%
Husky Energy, Inc.,
6.25%, 6-15-12	150	162,302

Petroleum - Services - 1.23%
Energy Transfer Partners, L.P.,
5.95%, 2-1-15(A)	400	403,459
Enterprise Products Operating L.P.,
4.95%, 6-1-10	175	175,823
Magellan Midstream Partners, L.P.,
6.45%, 6-1-14	125	136,536
		715,818
Railroad - 0.53%
Norfolk Southern Corproation,
5.59%, 5-17-25	200	207,866
Union Pacific Corporation,
5.214%, 9-30-14 (A)	100	103,051
		310,917
Real Estate Investment Trust - 3.05%
Arden Realty Limited Partnership,
5.25%, 3-1-15	300	302,009
Healthcare Realty Trust Incorporated,
5.125%, 4-1-14	325	321,313
Nationwide Health Properties, Inc.,
6.0%, 5-20-15	265	267,750
Simon Property Group, L.P.,
5.1%, 6-15-15 (A)	475	474,746
Vornado Realty L.P.,
5.625%, 6-15-07	400	407,706
		1,773,524
Security and Commodity Brokers - 1.86%
Goldman Sachs Group, Inc. (The),
4.5%, 6-15-10	525	526,695
Morgan Stanley Dean Witter & Co.,
6.75%, 4-15-11	500	553,618
		1,080,313
Textile - 0.36%
Mohawk Industries, Inc.,
6.5%, 4-15-07	200	207,172

Utilities - Electric - 1.08%
Exelon Corporation,
5.625%, 6-15-35	250	252,019
Oncor Electric Delivery Company,
7.25%, 1-15-33	300	374,058
		626,077
Utilities - Telephone - 0.90%
Sprint Capital Corporation and Sprint Corporation,
8.75%, 3-15-32	375	521,667

TOTAL CORPORATE DEBT SECURITIES - 48.48%		$28,190,562

(Cost: $27,815,059)

MUNICIPAL OBLIGATION - 0.25%

Minnesota
City of Eden Prairie, Minnesota, Multifamily Housing Revenue Refunding Bonds (GNMA Collaterized Mortgage Loan - Parkway Apartments Project),
7.35%, 2-20-09	140	$146,583
(Cost: $140,000)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 3.99%
Federal Home Loan Bank,
3.25%, 8-11-06	1,225	1,217,847
Federal National Mortgage Association,
4.25%, 5-15-09	500	505,408
Federal National Mortgage Association,
5.125%, 1-2-14	575	599,715
		2,322,970
Mortgage-Backed Obligations - 30.29%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
3.5%, 2-15-30	125	119,626
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
6.5%, 9-1-32	306	319,810
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 5-1-34	252	256,557
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 5-1-34	190	193,316
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 6-1-34	2,035	2,064,846
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.0%, 9-1-34	47	47,341
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 9-1-34	215	218,158
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 10-1-34	491	498,406
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 7-1-35	680	689,350
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.23%, 1-1-08	143	147,688
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 9-1-17	150	154,938
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 6-1-18	589	596,260
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 7-1-18	198	200,703
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 7-1-19	160	164,200
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
4.5%, 7-1-20	2,090	2,080,202
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.5%, 5-1-31	187	201,898
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 9-1-31	64	67,707
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 11-1-31	130	137,163
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 12-1-31	75	78,475
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 2-1-32	135	142,789
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 3-1-32	134	142,424
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 4-1-32	35	36,509
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 5-1-32	37	38,187
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 7-1-32	99	103,624
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 8-1-32	90	93,085
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 8-1-32	76	78,650
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 9-1-32	124	129,653
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 9-1-32	54	56,418
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 10-1-32	179	183,920
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 10-1-32	178	185,217
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 11-1-32	180	185,473
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 3-1-33	137	140,812
Federal National Mortgage Association Fixed Rate Pass-Through Certificates
5.5%, 4-1-33	214	217,622
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 5-1-33	850	861,422
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 5-1-33	161	164,094
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 3-1-34	225	229,132
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 3-1-34	98	98,970
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 4-1-34	224	227,488
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 4-1-34	75	76,020
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 5-1-34	89	88,898
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 5-1-34	208	210,626
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 11-1-34	1,677	1,701,385
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 11-1-34	1,556	1,595,794
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 2-1-35	243	246,678
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 5-1-35	499	500,026
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
0.9939%, 6-17-45	5,286	334,413
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 11-15-33	1,294	1,306,142
		17,612,115
Treasury Inflation Protected Obligation - 2.05%
United States Treasury Notes,
1.875%, 7-15-13 (B)	1,100	1,190,397

Treasury Obligations - 6.05%
United States Treasury Bonds,
5.375%, 2-15-31	695	820,100
United States Treasury Notes,
1.875%, 1-31-06	575	569,924
United States Treasury Notes,
2.5%, 10-31-06	550	542,180
United States Treasury Notes,
2.25%, 2-15-07	100	97,856
United States Treasury Notes,
3.375%, 10-15-09	1,190	1,173,266
United States Treasury Notes,
4.25%, 11-15-14	305	312,160
		3,515,486

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS- 42.38%		$24,640,968

(Cost: $24,488,510)

SHORT-TERM SECURITIES

Commercial Paper - 3.13%
Household - General Products
Procter & Gamble Company (The),
3.37%, 7-1-05	1,820	1,820,000

United States Government Agency Obligation - 4.88%
Federal Home Loan Bank,
2.55%, 7-1-05	2,835	2,835,000

TOTAL SHORT-TERM SECURITIES - 8.01%		$4,655,000

(Cost: $4,655,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$58,147,508

(Cost: $57,618,619)

Notes to Schedule of Investments
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $8,396,447 or 14.44% of total investments.

(B)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

THE INVESTMENTS OF IVY CASH RESERVES FUND

June 30, 2005
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificate of Deposit - 1.75%
Banks
Citibank, N.A.,
3.21%, 8-22-05	$100	$100,000

Commercial Paper
Banks - 1.73%
Rabobank USA Financial Corp.,
3.415%, 9-30-05	100	99,137

Finance Companies - 9.63%
Ciesco, LLC,
3.14%, 8-3-05	100	99,712
PACCAR Financial Corp.,
3.49%, 1-19-06	257	251,967
River Fuel Trust #1 (Bank of New York (The)),
3.14%, 7-18-05	100	99,852
Vehicle Services of America Ltd. (Bank of America, N.A.),
3.35%, 9-13-05	100	99,311
		550,842
Food and Related - 4.35%
McCormick & Co. Inc.,
2.95%, 8-16-05	250	249,058

Household - General Products - 4.58%
Fortune Brands Inc.,
3.41%, 7-1-05	262	262,000

Multiple Industry - 3.92%
General Electric Capital Corporation,
3.04%, 8-8-05	225	224,278

Security and Commodity Brokers - 2.16%
UBS Finance Delaware LLC,
3.3%, 10-3-05	125	123,923

Utilities - Telephone - 2.62%
Verizon Network Funding Corporation,
3.3%, 7-19-05	150	149,752

Total Commercial Paper - 28.99%		1,658,990

Notes
Banks - 4.51%
Bank of New York Company Inc. (The),
2.2%, 5-12-06	160	157,958
Wells Fargo & Company,
3.19%, 7-15-05	100	100,000
		257,958
Beverages - 2.80%
Diageo Capital plc,
6.125%, 8-15-05	160	160,525

Business Equipment and Services - 2.80%
Berkeley Hills Country Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 2000 (Wachovia Bank, N.A.),
3.41%, 7-7-05	160	160,000

Computers - Main and Mini - 1.75%
International Business Machines Corporation,
3.14%, 7-8-05	100	100,000

Finance Companies - 6.56%
Caterpillar Financial Services Corp.,
2.65%, 1-30-06	150	149,177
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin - Madison Projects), (U.S. Bank, National Association),
3.29%, 7-7-05	125	125,000
Unilever Capital Corporation,
6.875%, 11-1-05	100	101,299
		375,476
Multiple Industry - 4.37%
The Salvation Army, Taxable Multi-Modal Revenue Bonds, Series 2005A (The Bank of New York),
3.32%, 7-7-05	250	250,000

Retail - General Merchandise - 4.44%
Wal-Mart Stores, Inc.,
5.586%, 6-1-06	250	254,159

Retail - Specialty Stores - 2.97%
El Dorado Enterprises of Miami, Inc., Taxable Variable Rate Demand Bonds, Series 1999 (Wachovia Bank, N.A.),
3.41%, 7-7-05	170	170,000

Total Notes - 30.20%		1,728,118

TOTAL CORPORATE OBLIGATIONS - 60.94%		$3,487,108

(Cost: $3,487,108)

MUNICIPAL OBLIGATIONS

Calfornia - 11.79%
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
3.31%, 7-6-05	300	300,000
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Air Products and Chemicals, Inc./Wilmington Facility), Taxable Series 1997A,
3.11%, 7-6-05	250	250,000
Port of Oakland, California, Commercial Paper Notes, Series F (Taxable), (Bank of America, N.A. and JPMorgan Chase Bank),
3.13%, 7-11-05	125	124,891
		674,891
Florida - 2.36%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds (Interdisciplinary Research Building Project) Taxable Series 2004B (Bank of America, N.A.),
3.25%, 7-6-05	135	135,000

Maryland - 5.06%
Mayor and City Council of Baltimore (City of Baltimore, Maryland),
           General Obligation Bonds, Consolidated Public Improvement
           Refunding Bonds, Series 2003C (Variable Rate
           Demand/Taxable), (Financial Security Assurance Inc.),

3.28%, 7-7-05	290	290,000

New York - 3.50%
Nassau County Industrial Development Agency, Taxable Variable Rate Demand Revenue Bonds (57 Seaview Realty Associates, LLC 2004 Project), (Wachovia Bank, N.A.),
3.34%, 7-7-05	100	100,000
City of New York (The), General Obligation Bonds, Fiscal 1995 Series B (Westdeutsche Landesbank Gironzentrale),
3.25%, 7-26-05	100	100,000
		200,000
Texas - 3.50%
Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995,
3.11%, 7-6-05	200	200,000

Washington - 1.75%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Columbia Heights Retirement Project), Series 2004 B (Wells Fargo Bank, N.A.),
3.29%, 7-5-05	100	100,000

Wisconsin - 0.26%
Town of Wood River, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Burnett Dairy Cooperative Project), Series 2001B (U. S. Bank, National Association),
3.45%, 7-5-05	15	15,000

TOTAL MUNICIPAL OBLIGATIONS - 28.22%		$1,614,891

(Cost: $1,614,891)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Overseas Private Investment Corporation,
3.21%, 7-6-05	225	225,000
Overseas Private Investment Corporation,
3.33%, 7-6-05	395	395,349

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 10.84%		$620,349

(Cost: $620,349)

TOTAL INVESTMENT SECURITIES - 100.00%		$5,722,348

(Cost: $5,722,348)

THE INVESTMENTS OF IVY CUNDILL GLOBAL VALUE FUND

June 30, 2005
COMMON STOCKS	Shares	Value

Bermuda - 1.50%
Guoco Group Limited (A)	800,000	$8,235,748

Canada - 3.05%
Fairfax Financial Holdings Limited (A)	24,504	4,061,000
Legacy Hotels Real Estate Investment Trust (A)	1,371,200	8,181,090
Legacy Hotels Real Estate Investment Trust (A)(B)	753,900	4,498,049
		16,740,139
Germany - 2.62%
Henkel Kommanditgesellschaft auf Aktien (A)	86,525	7,287,994
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	66,572	7,097,815
		14,385,809
Hong Kong - 3.96%
CITIC Pacific Limited (A)	2,000,000	5,855,102
First Pacific Company Limited (A)*	44,492,000	15,887,955
		21,743,057
Italy - 3.50%
Italmobiliare S.p.A., Non-Convertible Savings Shares (A)	398,398	19,218,151

Japan - 36.42%
AIFUL Corporation (A)	47,550	3,545,564
Asatsu-DK Inc. (A)	597,700	16,652,177
Coca-Cola West Japan Company Limited (A)	906,800	20,399,116
Kikkoman Corporation (A)	400,000	3,538,004
Kirin Brewery Company, Limited (A)	2,343,000	22,688,504
Lion Corporation (A)	1,973,000	10,460,049
Mabuchi Motor Co., Ltd. (A)	390,000	22,469,570
Nikko Cordial Corporation (A)	4,800,000	21,119,827
Nintendo Co., Ltd. (A)	50,000	5,229,465
Nippon Television Network Corporation (A)	107,000	14,558,020
NIPPONKOA Insurance Company, Limited (A)	1,900,000	12,351,456
Shiseido Company, Limited (A)	305,000	3,849,969
TV Asahi Corporation (A)	6,612	14,188,585
Takefuji Corporation (A)	375,180	25,370,571
Tokyo Broadcasting System, Inc. (A)	220,000	3,641,872
		200,062,749
Malaysia - 2.23%
Arab-Malaysian Corporation Berhad (A)*	44,000,000	12,273,684

Singapore - 3.89%
Singapore Press Holdings Limited (A)	8,376,000	21,355,944

South Korea - 6.29%
Dongwon Financial Holding Co., Ltd. (A)	371,000	6,670,469
Korea Electric Power Corporation (A)	100,000	3,064,282
Korea Tobacco & Ginseng Corporation (A)	630,000	24,664,089
Korea Tobacco & Ginseng Corporation, GDR (B)	7,000	138,950
		34,537,790
United States - 6.70%
Liberty Global, Inc., Series A*	293,751	13,681,453
MCI, Inc.	900,000	23,134,500
		36,815,953

TOTAL COMMON STOCKS - 70.16%		$385,369,024

(Cost: $346,621,778)

UNREALIZED GAIN ON OPEN FORWARD CURRENCY CONTRACTS - 2.49%	Face Amount in Thousands

Euro, 7-22-05 (C)	EUR16,344	1,447,370
Euro, 10-7-05 (C)	7,464	493,430
Japanese Yen, 7-22-05 (C)	JPY7,395,409	5,219,540
Japanese Yen, 10-7-05 (C)	11,672,831	5,574,909
Singapore Dollar, 7-22-05 (C)	SGD17,823	337,971
Singapore Dollar, 10-7-05 (C)	13,960	144,375
South Korean Won, 7-22-05 (C)	KRW18,255,546	157,751
South Korean Won, 10-7-05 (C)	11,381,698	292,084
		$13,667,430

SHORT-TERM SECURITIES	Principal Amount in Thousands

Repurchase Agreement - 2.34%
J.P. Morgan Securities Inc., 2.4% Repurchase
Agreement dated 6-30-05 to be repurchased
at $12,874,858 on 7-1-05 (D)	$12,874	12,874,000

United States Government Obligations - 25.01%
United States Treasury Bills,
2.7%, 7-7-05	15,000	14,993,250
United States Treasury Bills,
2.74%, 7-28-05	10,000	9,979,450
United States Treasury Bills,
2.86%, 8-4-05	15,000	14,959,483
United States Treasury Bills,
2.82%, 8-11-05	12,000	11,961,460
United States Treasury Bills,
2.88%, 8-25-05	10,000	9,956,000
United States Treasury Bills,
2.905%, 9-1-05	11,000	10,944,966
United States Treasury Bills,
2.91%, 9-8-05	15,000	14,916,338
United States Treasury Bills,
2.9%, 9-15-05	15,000	14,908,167
United States Treasury Bills,
2.93625%, 9-15-05	15,000	14,907,019
United States Treasury Bills,
2.97%, 9-15-05	10,000	9,937,406
United States Treasury Bills,
3.025%, 10-20-05	10,000	9,906,729
		137,370,268

TOTAL SHORT-TERM SECURITIES - 27.35%		$150,244,268

(Cost: $150,244,268)

TOTAL INVESTMENT SECURITIES - 100.00%		$549,280,722

(Cost: $496,866,046)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $4,636,999 or 0.84% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro, JPY - Japanese Yen, KRW - Korean Won, SGD - Singapore Dollar).
(D)Collateralized by $13,056,403 United States Treasury Note, 3.375% due 2-15-07; market value and accrued interest aggregate $13,222,586.

THE INVESTMENTS OF IVY DIVIDEND INCOME FUND

June 30, 2005
COMMON STOCKS	Shares	Value

Aircraft - 3.39%
Boeing Company (The)	12,850	$848,100
Goodrich Corporation	13,000	532,480
Lockheed Martin Corporation	6,850	444,360
		1,824,940
Aluminum - 0.73%
Alcoa Incorporated	15,100	394,563

Banks - 2.54%
Bank of America Corporation	15,750	718,357
Citigroup Inc.	14,117	652,629
		1,370,986
Beverages - 1.48%
Diageo plc, ADR	13,450	797,585

Business Equipment and Services - 1.20%
Genuine Parts Company	15,750	647,167

Capital Equipment - 3.83%
Caterpillar Inc.	9,500	905,445
Deere & Company	17,650	1,155,899
		2,061,344
Chemicals - Petroleum and Inorganic - 1.51%
Dow Chemical Company (The)	9,150	407,449
du Pont (E.I.) de Nemours and Company	9,450	406,445
		813,894
Computers - Peripherals - 3.52%
Microsoft Corporation	41,200	1,022,790
SAP Aktiengesellschaft, ADR	20,150	872,495
		1,895,285
Electrical Equipment - 0.59%
Emerson Electric Co.	5,100	319,413

Electronic Components - 1.75%
Microchip Technology Incorporated	20,200	599,132
Texas Instruments Incorporated	12,250	343,858
		942,990

Finance Companies - 3.11%
SLM Corporation	32,955	1,674,114

Food and Related - 0.48%
Campbell Soup Company	8,500	261,545

Health Care - Drugs - 3.33%
Abbott Laboratories	16,700	818,467
Pfizer Inc.	35,350	974,953
		1,793,420
Health Care - General - 1.48%
Boston Scientific Corporation*	16,850	454,950
Johnson & Johnson	5,300	344,500
		799,450
Hospital Supply and Management - 3.82%
HCA Inc.	8,600	487,362
Medtronic, Inc.	22,200	1,149,738
PacifiCare Health Systems, Inc.*	5,900	421,555
		2,058,655
Hotels and Gaming - 4.67%
Harrah's Entertainment, Inc.	13,600	980,152
Starwood Hotels & Resorts Worldwide, Inc.	26,200	1,534,534
		2,514,686
Household - General Products - 2.68%
Colgate-Palmolive Company	16,900	843,479
Procter & Gamble Company (The)	11,400	601,350
		1,444,829
Insurance - Property and Casualty - 2.49%
Allstate Corporation (The)	13,700	818,575
St. Paul Companies, Inc. (The)	13,250	523,773
		1,342,348
Leisure Time Industry - 0.72%
Carnival Corporation	7,150	390,032

Mining - 1.21%
Freeport-McMoRan Copper & Gold Inc., Class B	17,350	649,584

Multiple Industry - 3.67%
General Electric Company	43,550	1,509,008
Valor Communications Group, Inc.	34,050	469,890
		1,978,898
Non-Residential Construction - 2.05%
Fluor Corporation	19,200	1,105,728

Petroleum - International - 8.99%
Anadarko Petroleum Corporation	15,500	1,273,325
BP p.l.c., ADR	9,550	595,729
Burlington Resources Inc.	20,700	1,143,468
Exxon Mobil Corporation	26,900	1,545,943
Marathon Oil Corporation	5,300	282,861
		4,841,326
Petroleum - Services - 11.14%
BJ Services Company	10,650	558,912
Baker Hughes Incorporated	26,650	1,363,414
National-Oilwell, Inc.*	11,650	553,841
Patterson-UTI Energy, Inc.	38,450	1,070,256
Schlumberger Limited	17,150	1,302,371
Transocean Inc.*	12,250	661,132
Weatherford International Ltd.*	8,450	489,931
		5,999,857
Railroad - 0.86%
Union Pacific Corporation	7,150	463,320

Real Estate Investment Trust - 2.49%
ProLogis	13,100	527,144
Simon Property Group, Inc.	11,200	811,888
		1,339,032
Retail - General Merchandise - 1.37%
May Department Stores Company (The)	18,400	738,944

Savings and Loans - 0.56%
Capitol Federal Financial	8,700	300,367

Security and Commodity Brokers - 6.40%
Chicago Mercantile Exchange Holdings Inc.	3,500	1,034,250
Franklin Resources, Inc.	3,650	280,977
Marsh & McLennan Companies, Inc.	22,650	627,405
Merrill Lynch & Co., Inc.	9,100	500,591
Morgan (J.P.) Chase & Co.	19,952	704,705
New York Community Bancorp, Inc.	16,600	300,792
		3,448,720
Tobacco - 4.02%
Altria Group, Inc.	22,000	1,422,520
Reynolds American Inc.	9,400	740,720
		2,163,240
Trucking and Shipping - 1.99%
United Parcel Service, Inc., Class B	15,500	1,071,980

Utilities - Electric - 1.06%
Dominion Resources, Inc.	7,750	568,772

Utilities - Gas and Pipeline - 2.73%
Enbridge Inc.	15,400	438,900
Kinder Morgan, Inc.	12,400	1,031,680
		1,470,580
Utilities - Telephone - 2.78%
BellSouth Corporation	19,200	510,144
Iowa Telecommunications Services, Inc.	23,500	440,625
Vodafone Group Plc, ADR	22,400	544,768
		1,495,537

TOTAL COMMON STOCKS - 94.64%		$50,983,131

(Cost: $44,248,168)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper - 3.54%
Security and Commodity Brokers
UBS Finance Delaware LLC,
3.39%, 7-1-05	$1,907	1,907,000

United States Government Security - 1.82%
Federal Home Loan Bank,
2.55%, 7-1-05	980	980,000

TOTAL SHORT-TERM SECURITIES - 5.36%		$2,887,000

(Cost: $2,887,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$53,870,131

(Cost: $47,135,168)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

THE INVESTMENTS OF IVY EUROPEAN OPPORTUNITIES FUND

June 30, 2005
COMMON STOCKS	Shares	Value

Argentina - 1.69%
NDS Group plc, ADR*	135,000	$4,511,700

Australia - 0.61%
Centamin Egypt Limited (A)*	7,700,000	1,626,283

Austria - 5.57%
AGRANA Beteiligungs-AG (A)	17,500	1,586,270
Andritz AG (A)	24,000	2,290,182
OMV Aktiengesellschaft (A)	9,913	4,318,697
Telekom Austria Aktiengesellschaft (A)	138,000	2,683,812
Wienerberger AG (A)*	86,000	3,993,442
		14,872,403
Bermuda - 0.45%
Alea Group Holdings (Bermuda) LTD. (A)	410,971	1,205,751

Czech Republic - 0.39%
Zentiva N.V., GDR (B)	28,909	1,040,724

Finland - 1.49%
Sampo plc, A Shares (A)	254,569	3,968,063

France - 12.66%
Bouygues SA (A)	87,000	3,607,146
Compagnie de Saint-Gobain (A)	27,000	1,499,474
France Telecom (A)	290,000	8,479,145
Iliad SA (A)	119,595	4,473,724
Sanofi-Aventis (A)	49,000	4,026,456
Technip-Coflexip (A)	112,000	5,199,406
Total S.A. (A)	27,800	6,536,944
		33,822,295
Germany - 12.66%
Deutsche Post AG (A)	353,000	8,244,972
Deutsche Telekom AG, Registered Shares (A)	360,000	6,665,782
Hypo Real Estate Holding AG (A)	35,000	1,331,281
mobilcom Aktiengesellschaft (A)	190,000	4,104,393
Pfleiderer Ag, Registered Shares (A)*	505,806	8,722,801
Siemens AG (A)	65,000	4,751,245
		33,820,474
Greece - 2.54%
Coca-Cola Hellenic Bottling Company S.A. (A)	250,000	6,789,222

Hungary - 0.78%
MOL Magyar Olaj-es Gazipari Rt. (A)	7,778	652,802
National Savings and Commercial Bank Ltd. (A)	42,500	1,440,745
		2,093,547
Italy - 4.20%
AZIMUT HOLDING S.P.A. (A)	567,000	3,523,552
ENEL S.p.A. (A)	660,000	5,750,870
Geox S.p.A. (A)(B)	232,000	1,937,288
		11,211,710
Netherlands - 3.43%
Aalberts Industries N.V. (A)	74,000	3,394,127
Buhrmann NV (A)	110,000	1,087,607
Pyaterochka Holding N.V., GDR*	325,385	4,685,544
		9,167,278
Norway - 2.94%
Statoil ASA (A)	385,000	7,865,319

Spain - 5.62%
ACS Actividades de Construccion y Servicios, S.A. (A)	92,000	2,576,371
Altadis, S.A. (A)	62,000	2,601,373
Banco Santander Cetnral Hispano, S.A. (A)*	570,000	6,615,316
Cintra Concesiones de Intraestructuras de Transporte (A)	274,000	3,219,786
		15,012,846
Sweden - 1.07%
Oriflame Cosmetics S.A., Swedish Depositary Receipts (A)	126,000	2,870,894

Switzerland - 2.59%
Credit Suisse Group, Registered Shares (A)	100,000	3,944,288
Kuehne & Nagel International AG (A)	14,000	2,971,286
		6,915,574
United Kingdom - 29.01%
Admiral Group Plc (A)	692,000	4,618,465
BAA plc (A)	325,000	3,610,276
Body Shop International PLC (The) (A)	1,100,000	4,513,292
British American Tobacco p.l.c. (A)	160,000	3,084,591
Center Parcs (UK) Group Plc (A)	215,000	240,760
Enterprise Inns plc (A)	160,000	2,390,844
Evolution Group Plc (The) (A)	2,300,000	5,285,067
Halfords Group Plc (A)	1,000,000	5,285,515
IP2IPO Group plc (A)*	323,941	3,192,228
iSOFT Group plc (A)	405,000	3,044,054
Imperial Tobacco Group PLC (A)	70,000	1,885,048
Interserve Plc (A)	333,000	2,152,365
Investec plc (A)	108,000	3,382,443
Kensington Group plc (A)	197,000	1,985,428
MFI Furniture Group Plc (A)	1,024,000	2,031,931
Man Group plc (A)	107,000	2,774,071
Millfield Group plc (A)*	444,915	273,025
Omega International Group PLC (A)*	270,000	810,296
Persimmon plc (A)	100,000	1,399,318
Photo-Me International plc (A)	627,759	1,209,112
Premier Brands Foods plc (A)	716,000	4,275,122
Punch Taverns plc (A)	318,368	4,181,178
Regal Petroleum plc (A)*	900,461	1,657,936
Regal Petroleum plc (A)(B)*	1,050,000	1,933,269
Rexam PLC (A)	200,000	1,726,303
Shire Pharmaceuticals Group plc (A)	322,000	3,530,796
Smith & Nephew plc (A)	120,000	1,184,672
Taylor Woodrow plc (A)	325,000	1,966,727
tesco plc (A)	678,221	3,873,350
		77,497,482

TOTAL COMMON STOCKS - 87.70%		$234,291,565

(Cost: $195,591,235)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Capital Equipment - 1.12%
Caterpillar Inc.,
3.25%, 7-8-05	$3,000	2,998,104

Finance Companies - 2.38%
IBM Capital Inc. (International Business Machines Corporation),
3.27%, 7-25-05	2,349	2,343,879
Unilever Capital Corporation,
3.27%, 7-8-05	4,000	3,997,457
		6,341,336
Food and Related - 3.14%
Nestle Capital Corp.,
3.19%, 7-6-05	3,400	3,398,494
Wm. Wrigley Jr. Company,
3.19%, 7-14-05	5,000	4,994,240
		8,392,734
Security and Commodity Brokers - 4.48%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
3.4%, 7-1-05	5,972	5,972,000
UBS Finance Delaware LLC,
3.39%, 7-1-05	6,000	6,000,000
		11,972,000

Total Commercial Paper - 11.12%		29,704,174

Municipal Obligation - 1.18%
Maryland
      Mayor and City Council of Baltimore (City of Baltimore,
           Maryland), General Obligation Bonds, Consolidated
           Public Improvement Bonds, Series 2003D (Variable Rate
Demand/Taxable), (Financial Security Assurance Inc.),
3.28%, 7-7-05	3,155	3,155,000

TOTAL SHORT-TERM SECURITIES - 12.30%		$32,859,174

(Cost: $32,859,174)

TOTAL INVESTMENT SECURITIES - 100.00%		$267,150,739

(Cost: $228,450,409)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $4,911,281 or 1.84% of total investments.

THE INVESTMENTS OF IVY GLOBAL NATURAL RESOURCES FUND

June 30, 2005
COMMON STOCKS AND WARRANTS	Shares	Value

Australia - 0.09%
Central Asia Gold Limited (A)*	2,710,964	$1,238,151
Oxiana Limited (A)*	194,439	131,726
		1,369,877
Bermuda - 3.17%
China Gas Holdings Limited (A)*	114,614,000	19,911,067
Golar LNG Limited*	1,100,000	13,172,500
Tsakos Energy Navigation Limited	381,500	14,790,755
Weatherford International Ltd.*	25,000	1,449,500
		49,323,822
Brazil - 14.35%
Aracruz Celulose S.A., ADR	1,350,000	46,912,500
Caemi Mineracao e Metalurgia S.A. (A)	20,000,000	18,851,757
Companhia Siderurgica Nacional, ADR	800,000	12,920,000
Companhia Vale do Rio Doce, ADR	1,550,000	45,384,000
Petroleo Brasileiro S.A. - Petrobras, ADR	800,000	41,704,000
Suzano Bahia Sul Papel E Celulose S.A. (A)	9,590,300	40,267,755
Votorantim Celulose e Papel S.A., ADR	1,400,000	16,940,000
		222,980,012
Canada - 23.68%
Alcan Inc. (A)	400,000	12,007,835
Barrick Gold Corporation (A)	1,100,000	27,473,066
Bema Gold Corporation (A)*	3,998,600	9,497,165
Calfrac Well Services Ltd. (A)	235,000	5,945,968
Cambior Inc. (A)*	9,619,400	20,648,892
Cambior Inc., Warrants (A)*	350,000	45,707
Canfor Corporation (A)*	790,000	9,478,452
Dundee Precious Metals Inc. (A)*	665,800	4,374,543
Eldorado Gold Corporation (A)*	1,765,700	4,683,745
Ferus Gas Industries Trust (A)(B)*	615,000	1,254,897
Flint Energy Services Ltd. (A)*	425,000	8,845,495
Forte Resources Inc. (A)*	563,200	1,438,799
Forte Resources Inc. (A)(B)*	450,000	1,149,608
Glamis Gold Ltd. (A)*	1,290,000	22,089,618
Goldcorp Inc. (A)*	791,000	12,582,917
Golden Star Resources Ltd. (A)*	2,500,000	7,753,836
Guinor Gold Corporation (A)*	6,308,575	4,891,566
Guinor Gold Corporation (A)(B)*	12,963,700	10,051,840
Hydrogenics Corporation (A)*	1,650,000	5,871,695
IAMGOLD Corporation (A)	2,002,000	13,513,337
IAMGOLD Corporation (A)(B)	125,000	843,740
Inco Limited (A)	475,000	17,891,977
Kinross Gold Corporation (A)*	5,042,000	30,864,349
Placer Dome Inc. (A)	1,525,000	23,338,026
Precision Drilling Corporation (A)*	800,000	31,531,179
Pure Energy Services Ltd. (A)(B)*	423,000	3,107,248
Rio Narcea Gold Mines, Ltd. (A)*	2,500,000	4,019,752
Rio Narcea Gold Mines, Ltd., Warrants (A)*	550,000	107,738
Savanna Energy Services Corp. (A)*	600,000	9,476,004
Trican Well Service Ltd. (A)*	825,000	20,281,587
Western Oil Sands Inc., Class A (A)*	1,125,000	21,844,393
Westport Innovations Inc. (A)*	1,000,000	1,134,509
zed.i solutions inc. (A)*	4,000,000	5,778,648
zed.i solutions inc. (A)(B)*	1,300,000	1,878,061
ZENON Environmental Inc. (A)*	600,000	12,105,779
		367,801,971
Cayman Islands - 1.29%
Noble Corporation	325,000	19,990,750

China - 9.18%
Aluminum Corporation of China Limited, ADR	350,000	19,239,500
Aluminum Corporation of China Limited, H Shares (A)	22,662,000	12,612,682
China Pet & Chem Sinopec (A)	48,000,000	18,839,274
China Petroleum & Chemical Corporation, ADR	600,000	23,412,000
China Shenhua Energy Company Limited, H shares (A)*	10,689,000	10,316,240
China Shenhua Energy Company Limited, H shares (A)(B)*	9,311,000	8,986,295
Sino-Forest Corporation, Class A (A)*	5,600,000	12,615,083
Sinopec Zhenhai Refining & Chemical Company Limited, H Shares (A)	30,000,000	28,374,725
Yanzhou Coal Mining Company Limited, Class H (A)	10,389,600	8,155,522
		142,551,321
France - 1.13%
Total S.A., ADR	150,000	17,527,500

India - 0.94%
Reliance Industries Limited, GDR (B)	500,000	14,555,000

Mexico - 0.54%
Cemex, S.A. de C.V., ADR	200,000	8,484,000

Peru - 2.81%
Compania de Minas Buenaventura S.A.A., ADR	1,900,000	43,681,000

Russia - 0.24%
OAO LUKOIL, ADR	100,000	3,695,000

South Africa - 5.76%
AngloGold Ashanti Limited, ADR	900,000	32,157,000
Gold Fields Limited, ADR	700,000	7,945,000
Impala Platinum Holdings Limited (A)	390,000	35,004,134
Mvelaphanda Resources Limited (A)*	6,250,000	14,329,474
		89,435,608
South Korea - 0.62%
Honam Petrochemical Corp. (A)*	230,000	9,615,756

Thailand - 2.67%
Thai Oil Public Company Limited (A)	27,000,000	41,488,203

United Kingdom - 2.25%
Highland Gold Mining Limited (A)	3,812,200	11,065,116
Randgold Resources Limited, ADR*	1,700,000	23,876,500
		34,941,616
United States - 29.30%
Air Products and Chemicals, Inc.	175,000	10,552,500
Arch Coal, Inc.	800,000	43,576,000
Atwood Oceanics, Inc.*	251,000	15,451,560
Century Aluminum Company*	1,370,000	27,927,450
Dow Chemical Company (The)	350,000	15,585,500
du Pont (E.I.) de Nemours and Company	500,000	21,505,000
Exxon Mobil Corporation	200,000	11,494,000
FMC Technologies, Inc.*	550,000	17,583,500
Huntsman Corporation*	1,500,000	30,405,000
KFx Inc.*	275,000	3,929,750
Massey Energy Company	950,000	35,834,000
Maverick Tube Corporation*	250,000	7,450,000
Nalco Holdings LLC*	400,000	7,852,000
National-Oilwell, Inc.*	80,000	3,803,200
Offshore Logistics, Inc.*	763,100	25,060,204
Patterson-UTI Energy, Inc.	1,500,000	41,752,500
Peabody Energy Corporation	800,000	41,632,000
Plug Power Inc.*	465,000	3,187,575
Praxair, Inc.	415,000	19,339,000
Premcor Inc.	200,000	14,836,000
Smith International, Inc.	605,000	38,538,500
streetTRACKS Gold Trust*	100,000	4,342,000
Transocean Inc.*	250,000	13,492,500
		455,129,739

TOTAL COMMON STOCKS AND WARRANTS - 98.02%		$1,522,571,175

(Cost: $1,406,835,774)

PREFERRED STOCK - 0.01%

South Africa
Anglo American Platinum Corporation Limited, 6.38% Convertible (A)	11,054	$224,354
(Cost: $166,006)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - (0.35%)	Face Amount in Thousands

Canadian Dollar, 7-20-05 (C)	CAD105,500	(1,296,371)
Canadian Dollar, 8-24-05 (C)	113,000	(2,734,498)
Canadian Dollar, 9-7-05 (C)	106,000	(1,242,086)
Canadian Dollar, 9-22-05 (C)	120,000	(844,419)
South African Rand, 7-20-05 (C)	ZAR97,000	482,502
South African Rand, 8-24-05 (C)	75,000	405,926
South African Rand, 9-7-05 (C)	84,000	(191,813)
South African Rand, 9-22-05 (C)	86,000	(98,636)
		$(5,519,395)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 0.90%
IBM Capital Inc. (International Business Machines Corporation),
3.27%, 7-25-05	$10,000	9,978,200
Unilever Capital Corporation,
3.27%, 7-8-05	4,000	3,997,457
		13,975,657
Security and Commodity Brokers - 1.42%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
3.4%, 7-1-05	22,125	22,125,000

TOTAL SHORT-TERM SECURITIES - 2.32%		$36,100,657

(Cost: $36,100,657)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,553,376,791

(Cost: $1,443,102,437)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $41,826,689 or 2.69% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar, ZAR - South African Rand).

THE INVESTMENTS OF IVY INTERNATIONAL FUND

June 30, 2005
COMMON STOCKS	Shares	Value

Australia - 2.02%
Australia and New Zealand Banking Group Limited (A)	74,700	$1,236,741
Westpac Banking Corporation (A)	107,000	1,624,896
		2,861,637
Austria - 5.77%
Bank Austria Creditanstalt (A)	20,000	2,087,353
OMV Aktiengesellschaft (A)	10,000	4,356,599
Raiffeisen International Bank-Holding AG (A)*	27,100	1,731,979
		8,175,931
Belgium - 2.33%
Fortis (A)	60,000	1,664,993
KBC Group NV (A)	20,700	1,635,839
		3,300,832
Canada - 2.41%
EnCana Corporation (A)	57,300	2,260,291
Shoppers Drug Mart Corporation (A)(B)	33,350	1,156,852
		3,417,143
France - 9.56%
BNP Paribas (A)	21,000	1,440,985
France Telecom (A)	55,050	1,609,576
Lafarge (A)	14,000	1,276,640
Sanofi-Aventis (A)	22,400	1,840,666
Total S.A. (A)	19,324	4,543,881
VINCI (A)	34,200	2,847,552
		13,559,300
Germany - 9.89%
Allianz Aktiengesellschaft, Registered Shares (A)	10,000	1,152,110
BASF Aktiengesellschaft (A)	24,200	1,610,776
Bayerische Hypo- und Vereinsbank AG (A)*	82,500	2,146,592
Continental Aktiengesellschaft (A)	17,000	1,226,175
Deutsche Telekom AG, Registered Shares (A)	110,000	2,036,767
E.ON AG (A)	17,700	1,578,265
Fresenius AG (A)	5,430	622,310
MTU Aero Engines Holding AG (A)(B)*	38,000	1,165,786
Siemens AG (A)	34,000	2,485,267
		14,024,048
Ireland - 4.14%
Anglo Irish Bank Corporation plc (Great Britian) (A)	280,000	3,473,274
Anglo Irish Bank Corporation plc (Ireland) (A)	65,000	806,296
CRH public limited company (A)	60,700	1,598,471
		5,878,041

Italy - 2.23%
Assicurazioni Generali SpA (A)	36,700	1,145,890
Banco Popolare di Verona e Novara S.c. a r.l. (A)	69,380	1,182,209
Saipem S.p.A. (A)	62,000	835,861
		3,163,960
Japan - 23.87%
ACOM CO., LTD. (A)	20,000	1,282,121
Canon Inc. (A)	51,970	2,736,496
Chubu Electric Power Company, Incorporated (A)	60,000	1,439,005
CREDIT SAISON CO., LTD. (A)	48,000	1,596,971
Dentsu Inc. (A)*	290	716,437
Honda Motor Co., Ltd. (A)	21,900	1,080,092
Hoya Corporation (A)	12,700	1,465,693
INPEX Corporation (A)(B)	96	543,576
iShares MSCI Japan Index Fund	300,000	3,042,000
Japan Tobacco Inc. (A)	115	1,534,578
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	190	1,612,028
Mitsubishi Corporation (A)	144,000	1,957,912
Mizuho Financial Group, Inc. (A)	160	724,191
Nihon Densan Kabushiki Kaisha (A)	7,500	793,887
Nippon Telegraph and Telephone Corporation (A)	360	1,541,791
Nomura Holdings, Inc. (A)	62,300	745,398
ORIX Corporation (A)	12,300	1,845,388
SMC Corporation (A)	6,000	654,585
Sega Sammy Holdings Inc. (A)	24,600	1,508,250
Shinsei Bank, Limited (A)(B)	220,000	1,186,187
TDK Corporation (A)*	10,600	722,532
Taisei Corporation (A)	220,000	741,863
Tokyo Electric Power Company, Incorporated (The) (A)	32,000	763,141
Tokyo Gas Co., Ltd. (A)	376,000	1,406,906
Toyota Motor Corporation (A)	61,500	2,201,379
		33,842,407
Mexico - 0.94%
Cemex, S.A. de C.V., ADR	31,305	1,327,958

Netherlands - 0.97%
Royal DSM Heerlen (A)	20,000	1,369,946

Norway - 0.60%
Statoil ASA (A)	42,000	858,035

Russia - 1.04%
OAO LUKOIL, ADR	40,000	1,478,000

Singapore - 0.51%
DBS Group Holdings Ltd (A)	85,300	723,267

South Korea - 1.01%
Samsung Electronics Co., Ltd. (A)	3,000	1,432,576

Spain - 3.89%
Enagas, S.A. (A)	150,000	2,659,414
Fadesa Inmobiliaria, S.A. (A)	100,000	2,862,123
		5,521,537
Switzerland - 8.09%
Baloise-Holding, Registered Shares (A)	13,900	694,132
Compagnie Financiere Richemont SA (A)	34,600	1,163,592
Holcim Ltd, Registered Shares (A)	34,200	2,081,461
Nestle S.A., Registered Shares (A)	10,280	2,630,961
Novartis AG, Registered Shares (A)	70,000	3,334,504
Swatch Group Ltd (The), Bearer Shares (A)*	6,100	856,741
Zurich Financial Services, Registered Shares (A)	4,120	709,813
		11,471,204
United Kingdom - 17.74%
BAE SYSTEMS plc (A)	150,000	771,327
BP p.l.c. (A)	360,000	3,747,520
British American Tobacco p.l.c. (A)	100,000	1,927,869
Carnival plc (A)	46,910	2,661,821
HBOS plc (A)*	31,000	477,945
IG Group Holdings plc (A)(B)*	155,000	406,850
NEXT plc (A)	51,050	1,380,226
Reckitt Benckiser plc (A)	71,745	2,114,574
Royal Bank of Scotland Group plc (The) (A)	90,480	2,733,225
Smith & Nephew plc (A)	192,000	1,895,475
Smiths Group plc (A)	44,000	724,492
tesco plc (A)	482,000	2,752,723
Vodafone Group Plc (A)	1,460,000	3,557,599
		25,151,646
United States - 0.63%
Inco Limited	23,600	890,900

TOTAL COMMON STOCKS - 97.64%		$138,448,368

(Cost: $118,078,965)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Security and Commodity Brokers
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
3.4%, 7-1-05	$1,346	1,346,000
UBS Finance Delaware LLC,
3.39%, 7-1-05	2,000	2,000,000

TOTAL SHORT-TERM SECURITIES - 2.36%		$3,346,000

(Cost: $3,346,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$141,794,368

(Cost: $121,424,965)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $4,459,251 or 3.14% of total investments.

THE INVESTMENTS OF IVY INTERNATIONAL BALANCED FUND

June 30, 2005
COMMON STOCKS	Shares	Value

Australia - 2.17%
Iluka Resources Limited (A)	142,563	$817,148
National Australia Bank Limited (A)	53,840	1,260,637
Qantas Airways Limited (A)	157,000	402,743
Qantas Airways Limited (A)(B)	54,528	139,878
		2,620,406
Bermuda - 1.52%
ACE Limited	22,750	1,020,338
XL Capital Ltd, Class A	10,870	808,945
		1,829,283
Canada - 2.50%
BCE Inc. (A)	35,800	847,372
Barrick Gold Corporation (A)	50,400	1,258,766
Domtar Inc. (A)	122,610	906,666
		3,012,804
China - 0.91%
China Telecom Corporation Limited (A)	2,700,000	972,848
China Telecom Corporation Limited (A)(B)	360,000	129,713
		1,102,561
Denmark - 1.29%
Vestas Wind Systems A/S (A)*	93,333	1,549,947

Finland - 2.31%
Metso Corporation (A)	8,500	185,366
Stora Enso Oyj, Class R (A)	103,390	1,323,797
UPM-Kymmene Corporation (A)	66,310	1,273,542
		2,782,705
France - 2.81%
AXA (A)	28,400	710,421
SUEZ (A)	22,400	608,043
Sanofi-Aventis (A)	13,848	1,137,926
Total S.A. (A)	3,970	933,513
		3,389,903
Germany - 3.32%
Bayer Aktiengesellschaft (A)	20,100	671,857
Deutsche Post AG (A)	63,460	1,482,226
E.ON AG (A)	10,660	950,526
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	5,360	571,476
Volkswagen Aktiengesellschaft (A)	9,430	329,812
		4,005,897
Hong Kong - 2.37%
Bank of East Asia, Limited (The) (A)	196,200	579,435
Cheung Kong (Holdings) Limited (A)	108,000	1,052,760
Hutchison Whampoa Limited, Ordinary Shares (A)	136,000	1,229,443
		2,861,638
Israel - 0.78%
Check Point Software Technologies Ltd.*	47,610	944,344

Italy - 0.81%
Eni S.p.A. (A)	38,100	982,575

Japan - 5.00%
Hitachi, Ltd. (A)	150,000	911,550
KDDI CORPORATION (A)	196	906,573
Konica Minolta Holdings, Inc. (A)	55,500	518,420
Nintendo Co., Ltd. (A)	5,000	522,947
Nippon Telegraph and Telephone Corporation (A)	194	830,854
Nomura Holdings, Inc. (A)	13,000	155,541
Ono Pharmaceutical Co., Ltd. (A)	2,800	132,792
Sony Corporation (A)	27,500	947,164
Takeda Chemical Industries, Ltd. (A)	22,300	1,105,852
		6,031,693
Mexico - 1.01%
Telefonos de Mexico, S.A. de C.V., ADR	64,280	1,214,249

Netherlands - 3.75%
Akzo Nobel N.V. (A)	21,570	850,469
ING Groep N.V., Certicaaten Van Aandelen (A)	46,290	1,309,191
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	29,500	746,149
Reed Elsevier NV (A)	69,520	969,213
Wolters Kluwer nv, Certicaaten Van Aandelen (A)	34,000	650,942
		4,525,964
Norway - 1.53%
Norske Skogindustrier ASA (A)	32,950	543,309
Telenor ASA (A)	160,750	1,285,321
Telenor ASA (A)(B)	2,550	20,389
		1,849,019
Portugal - 0.60%
Portugal Telecom, SGPS, S.A., Ordinary Shares (A)	76,340	724,311

Singapore - 1.24%
DBS Group Holdings Ltd (A)	33,000	279,810
Venture Corporation Limited (A)	128,000	1,214,349
		1,494,159
South Africa - 0.63%
Sappi Limited (A)*	68,721	762,476

South Korea - 3.70%
KT Corporation, ADR	48,730	1,047,695
Kookmin Bank, ADR*	20,970	955,813
POSCO, ADR	9,340	410,680
SK Telecom Co., Ltd., ADR	41,000	836,400
Samsung Electronics Co., Ltd. (A)	530	253,088
Samsung Electronics Co., Ltd., GDR (B)	4,010	959,393
		4,463,069
Spain - 1.97%
Gamesa Corporacion Tecnologica, S.A. (A)*	12,000	162,796
Iberdrola, S.A. (A)	26,772	706,957
Repsol YPF, S.A. (A)	39,250	1,005,107
Telefonica, S.A., ADR	10,026	490,252
Telefonica, S.A., Brazilian Depositary Receipts (A)	570	9,303
		2,374,415
Sweden - 2.31%
ForeningsSparbanken AB (A)	24,300	533,454
Nordea Bank AB, Finnish Depositary Receipts (A)	113,190	1,020,520
Securitas AB, Class B (A)	73,500	1,227,791
		2,781,765
Switzerland - 2.22%
Lonza Group Ltd, Registered Shares (A)	5,800	321,091
Nestle S.A., Registered Shares (A)	4,100	1,049,313
Swiss Reinsurance Company, Registered Shares (A)	11,950	734,753
UBS AG (A)	7,400	577,403
		2,682,560
Taiwan - 1.86%
Chunghwa Telecom Co., Ltd., ADR	24,700	529,321
Compal Electronics Inc., GDR	51,200	254,659
Compal Electronics Inc., GDR (B)	121,300	603,322
Lite-On Technology Corporation, GDR	74,380	856,359
		2,243,661
United Kingdom - 13.58%
AMVESCAP PLC (A)	26,400	157,512
BAE SYSTEMS plc (A)	179,510	923,073
BP p.l.c. (A)	82,800	861,930
Boots Group PLC (A)	64,600	704,880
British Sky Broadcasting Group plc (A)	134,780	1,273,835
Cadbury Schweppes plc (A)	72,900	696,178
Compass Group PLC (A)	486,940	2,045,896
GlaxoSmithKline plc (A)	42,970	1,040,126
Lloyds TSB Group plc (A)	74,800	633,911
Pearson plc (A)	72,170	850,193
Rentokil Initial plc (A)	376,520	1,077,691
Rolls-Royce plc (A)*	120,600	620,687
Royal Bank of Scotland Group plc (The) (A)	33,790	1,020,730
"Shell" Transport and Trading Company, p.l.c. (The) (A)	96,200	935,492
Shire Pharmaceuticals Group plc (A)	44,000	482,469
Smiths Group plc (A)	39,780	655,006
Unilever PLC (A)	112,200	1,082,540
Vodafone Group Plc (A)	246,600	600,893
Wm MORRISON SUPERMARKETS PLC (A)	216,740	722,299
		16,385,341

TOTAL COMMON STOCKS - 60.19%		$72,614,745

(Cost: $63,130,049)

OTHER GOVERNMENT SECURITIES	Principal Amount in Thousands

Australia - 1.15%
New South Wales Treasury Corporation,
6.5%, 5-1-06 (B)(C)	AUD550	422,392
Queensland Treasury Corporation,
6.0%, 8-14-13 (C)	1,200	957,232
Queensland Treasury Corporation,
6.0%, 10-14-15 (C)	10	8,031
		1,387,655
Austria - 0.81%
Republic of Austria,
5.5%, 10-20-07 (C)	EUR360	468,726
Republic of Austria,
4.0%, 7-15-09 (C)	70	89,999
Republic of Austria,
5.0%, 7-15-12 (C)	300	412,268
		970,993
Belgium - 0.69%
Belgium Government Bond,
4.75%, 9-28-06 (C)	100	125,039
Belgium Government Bond,
7.5%, 7-29-08 (C)	405	566,413
Belgium Government Bond,
5.0%, 9-28-12 (C)	100	137,800
		829,252
Canada - 1.82%
Canadian Government Bond,
3.0%, 6-1-06 (C)	CAD950	777,555
Canadian Government Bond,
3.25%, 12-1-06 (C)	550	451,829
Canadian Government Bond,
4.5%, 9-1-07 (C)	320	270,044
Canadian Government Bond,
6.0%, 6-1-11 (C)	748	691,064
		2,190,492
Denmark - 0.60%
Denmark Government Bond,
5.0%, 8-15-05 (C)	DKK2,864	466,558
Denmark Government Bond,
5.0%, 11-15-13 (C)	1,400	262,692
		729,250
Finland - 0.80%
Finland Government Bond,
3.0%, 7-4-08 (C)	EUR400	495,593
Finland Government Bond,
5.0%, 4-25-09 (C)	60	79,636
Finland Government Bond,
5.75%, 2-23-11 (C)	280	394,092
		969,321
France - 1.43%
France Government Bond OAT,
4.0%, 10-25-09 (C)	712	917,686
France Government Bond OAT,
4.0%, 4-25-13 (C)	620	806,532
		1,724,218
Germany - 0.77%
Deutsche Bundesrepublik,
6.0%, 7-4-07 (C)	531	691,914
Deutsche Bundesrepublik,
5.0%, 7-4-11 (C)	170	232,324
		924,238
Ireland - 0.62%
Ireland Government Bond,
5.0%, 4-18-13 (C)	540	748,746

Italy - 1.03%
Italy Buoni Poliennali Del Tesoro,
7.75%, 11-1-06 (C)	479	622,767
Italy Buoni Poliennali Del Tesoro,
5.5%, 11-1-10 (C)	447	616,796
		1,239,563
Netherlands - 1.05%
Netherlands Government Bond,
5.75%, 2-15-07 (C)	990	1,269,324

New Zealand - 1.70%
New Zealand Government Bond,
7.0%, 7-15-09 (C)	NZD1,950	1,411,912
New Zealand Government Bond,
6.0%, 11-15-11 (C)	900	634,352
		2,046,264

Norway - 2.04%
Norway Government Bond,
6.75%, 1-15-07 (C)	NOK15,135	2,466,118

Poland - 2.64%
Poland Government Bond,
8.5%, 11-12-06 (C)	PLN2,410	757,389
Poland Government Bond,
8.5%, 5-12-07 (C)	1,100	352,285
Poland Government Bond,
6.0%, 5-24-09 (C)	2,800	877,630
Poland Government Bond,
6.25%, 10-24-15 (C)	3,250	1,094,917
Poland Government Bond,
5.75%, 9-23-22 (C)	320	106,267
		3,188,488
Singapore - 2.14%
Singapore Government Bond,
2.625%, 10-1-07 (C)	SGD4,300	2,584,878

South Korea - 3.56%
South Korea Treasury Bond,
4.75%, 3-3-07 (C)	KRW2,300,000	2,252,575
South Korea Treasury Bond,
3.75%, 9-10-07 (C)	1,100,000	1,058,069
South Korea Treasury Bond,
4.5%, 9-9-08 (C)	1,000,000	979,747
		4,290,391
Spain - 1.52%
Spain Government Bond,
10.15%, 1-31-06 (C)	EUR294	372,050
Spain Government Bond,
4.8%, 10-31-06 (C)	100	125,454
Spain Government Bond,
6.0%, 1-31-08 (C)	350	464,099
Spain Government Bond,
5.0%, 7-30-12 (C)	630	867,534
		1,829,137
Sweden - 2.19%
Sweden Government Bond,
8.0%, 8-15-07 (C)	SEK6,180	891,536
Sweden Government Bond,
6.5%, 5-5-08 (C)	1,800	258,910
Sweden Government Bond,
5.5%, 10-8-12 (C)	3,580	541,523
Sweden Government Bond,
3.5%, 12-1-15 (C)(D)	6,212	954,110
		2,646,079
Thailand - 2.14%
Thailand Government Bond,
8.5%, 10-14-05 (C)	THB45,700	1,123,769
Thailand Treasury Bill,
0.0%, 2-23-06 (C)	12,900	307,366
Thailand Treasury Bill,
0.0%, 3-9-06 (C)	3,420	81,347
Thailand Government Bond,
8.0%, 12-8-06 (C)	41,250	1,067,457
		2,579,939
United Kingdom - 0.53%
United Kingdom Treasury,
7.5%, 12-7-06 (C)	GBP343	643,437

TOTAL OTHER GOVERNMENT SECURITIES - 29.23%		$35,257,783

(Cost: $31,079,985)

SHORT-TERM SECURITIES

Finance Companies - 1.66%
USAA Capital Corp.,
3.15%, 7-6-05	$2,000	1,999,125

Multiple Industry - 1.66%
Detroit Edison Co.,
3.29%, 7-1-05	2,000	2,000,000

Security and Commodity Brokers - 7.26%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
3.4%, 7-1-05	4,762	4,762,000
UBS Finance Delaware LLC,
3.39%, 7-1-05	4,000	4,000,000
		8,762,000

TOTAL SHORT-TERM SECURITIES - 10.58%		$12,761,125

(Cost: $12,761,125)

TOTAL INVESTMENT SECURITIES - 100.00%		$120,633,653

(Cost: $106,971,159)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $2,275,087 or 1.89% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where appliccable (AUD - Australian Dollar, CAD - Canadian Dollar, DKK - Danish Krone, EUR - Euro, GBP - British Pound, KRW - South Korean Won, NOK - Norwegian Krone, NZD - New Zealand Dollar, PLN - Polish Zloty, SEK - Swedish Krona, SGD - Singapore Dollar, THB - Thailand Baht).

(D)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

THE INVESTMENTS OF IVY INTERNATIONAL VALUE FUND

June 30, 2005
COMMON STOCKS	Shares	Value

Australia - 1.16%
Australia and New Zealand Banking Group Limited (A)	16,200	$268,209
Westpac Banking Corporation (A)	17,800	270,310
		538,519
Austria - 5.08%
OMV Aktiengesellschaft (A)	2,500	1,089,150
Raiffeisen International Bank-Holding AG (A)*	8,950	572,000
Wienerberger AG (A)*	15,000	696,531
		2,357,681
Belgium - 2.95%
Fortis (A)	30,000	832,497
KBC Group NV (A)	6,750	533,426
		1,365,923
Canada - 1.97%
EnCana Corporation (A)	13,900	548,308
PetroKazakhstan Inc., Class A	10,000	365,800
		914,108
Finland - 1.95%
Neste Oil Corporation (A)(B)*	35,000	906,440

France - 8.29%
ALSTOM (A)*	100,000	99,236
Lagardere SCA (A)	10,000	741,247
Metropole Television SA (A)	15,000	381,213
Nexity (A)	10,000	386,659
Peugeot S.A. (A)	10,000	592,756
Sanofi-Aventis (A)	7,872	646,863
Technip-Coflexip (A)	16,000	742,772
Unibail Holding (A)	2,000	256,804
		3,847,550
Germany - 6.65%
Bayerische Hypo- und Vereinsbank AG (A)*	27,000	702,521
Continental Aktiengesellschaft (A)	8,000	577,023
DaimlerChrysler AG, Registered Shares (A)	15,000	609,941
E.ON AG (A)	5,000	445,838
Hypo Real Estate Holding AG (A)	10,000	380,366
MTU Aero Engines Holding AG (A)(B)*	12,000	368,143
		3,083,832
Hong Kong - 0.91%
Beijing Capital Land Limited, Class H (A)	2,000,000	422,082

Ireland - 1.39%
Bank of Ireland (A)*	40,000	644,794

Italy - 1.77%
Beni Stabili SpA (A)	300,000	306,423
Fondiaria-SAI S.p.A. (A)	10,000	271,085
Italmobiliare S.p.A., Non-Convertible Savings Shares (A)	5,000	241,193
		818,701
Japan - 21.28%
Asatsu-DK Inc. (A)	12,000	334,325
Chubu Electric Power Company, Incorporated (A)	20,000	479,668
Electric Power Development Co., Ltd. (A)(B)	30,000	868,272
Hitachi, Ltd. (A)	60,000	364,620
iShares MSCI Japan Index Fund	100,000	1,014,000
Ichiyoshi Securities Co., Ltd. (A)	100,000	928,681
Kubota Corporation (A)	100,000	548,192
Mitsubishi Corporation (A)	45,000	611,847
NTT DoCoMo, Inc. (A)	200	295,735
Nikko Exchange Traded Index (A)*	8,410	887,179
Nippon Telegraph and Telephone Corporation (A)	120	513,930
Secom Co., Ltd. (A)	10,000	430,078
Sega Sammy Holdings Inc. (A)	10,000	613,110
Shimano Inc. (A)	13,500	383,419
Sony Corporation (A)	15,000	516,635
Takeda Chemical Industries, Ltd. (A)	10,000	495,898
Tokyo Electric Power Company, Incorporated (The) (A)	8,500	202,709
Tokyo Gas Co., Ltd. (A)	103,000	385,403
		9,873,701
Netherlands - 5.65%
Royal Boskalis Westminster nv, Certicaaten Van Aandelen (A)	8,800	343,455
Royal DSM Heerlen (A)	10,000	684,973
Royal Dutch Petroleum Company (A)	20,000	1,307,016
Wolters Kluwer nv, Certicaaten Van Aandelen (A)	15,000	287,180
		2,622,624
South Korea - 2.82%
Honam Petrochemical Corp. (A)*	1,600	66,892
iShares MSCI South Korea Index Fund	10,000	320,000
Kyeryong Construction Industrial Co. Ltd (A)*	40,000	922,185
		1,309,077
Spain - 8.35%
Altadis, S.A. (A)	10,000	419,576
Enagas, S.A. (A)	70,000	1,241,060
Fadesa Inmobiliaria, S.A. (A)	40,000	1,144,849
Fadesa Inmobiliaria, S.A. (A)(B)	15,000	429,318
Repsol YPF, S.A. (A)	25,000	640,196
		3,874,999
Switzerland - 6.21%
Chocoladefabriken Lindt & Sprungli AG Reg'd (A)	30	459,855
Compagnie Financiere Richemont SA (A)	15,000	504,448
Holcim Ltd, Registered Shares (A)	10,085	613,787
Julius Baer Holding Ltd., Bearer Shares (A)	10,000	611,735
Zurich Financial Services, Registered Shares (A)	4,000	689,139
		2,878,964
Taiwan - 0.52%
iShares MSCI Taiwan Index Fund	20,000	242,000

United Kingdom - 7.82%
BAE SYSTEMS plc (A)	100,000	514,218
British American Tobacco p.l.c. (A)	40,000	771,148
HBOS plc (A)*	10,000	154,176
Lloyds TSB Group plc (A)	60,000	508,484
Misys plc (A)*	100,000	426,425
Vedanta Resources plc (A)(B)	25,200	228,012
Vodafone Group Plc (A)	420,000	1,023,419
		3,625,882
United States - 2.24%
Inco Limited	15,000	566,250
iShares MSCI EAFE Index Fund	9,000	470,790
		1,037,040

TOTAL COMMON STOCKS - 87.01%		$40,363,917

(Cost: $33,431,549)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Food and Related - 4.31%
Wm. Wrigley Jr. Company,
3.25%, 7-14-05	$2,000	1,997,653

Security and Commodity Brokers - 8.68%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
3.4%, 7-1-05	2,202	2,202,000
UBS Finance Delaware LLC,
3.27%, 7-6-05	1,827	1,826,170
		4,028,170

TOTAL SHORT-TERM SECURITIES - 12.99%		$6,025,823

(Cost: $6,025,823)

TOTAL INVESTMENT SECURITIES - 100.00%		$46,389,740

(Cost: $39,457,372)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $2,800,185 or 6.04% of total investments.

THE INVESTMENTS OF IVY MORTGAGE SECURITIES FUND

June 30, 2005
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Finance Companies - 37.32%
277 Park Avenue Finance Corporation,
7.58%, 5-12-12 (A)	$178	$185,597
ABFS Mortgage Loan Trust 2002-4,
7.4229996%, 12-15-33	1,485	1,508,637
Asset Securitization Corporation (Interest Only),
1.7975%, 10-13-26 (A)	9,409	364,017
Asset Securitization Corporation (Interest Only),
2.2635%, 8-13-29	9,641	681,426
Associates Manufactured Housing Contract Pass-Through Certificates,
7.9%, 3-15-27	1,800	1,928,643
Banc of America Alternative Loan Trust 2004-11,
6.0%, 12-25-34	1,873	1,908,482
Banc of America Funding 2004-2 Trust,
6.5%, 7-20-32	1,277	1,347,434
Banc of America Funding Corporation,
5.0269%, 9-20-34	1,671	1,678,208
Banc of America Mortgage Trust 2004-2,
5.0%, 3-25-19	343	344,202
Banc of America Mortgage Trust 2004-2,
5.0%, 3-25-19	267	265,847
Banc of America Mortgage Trust 2004-3,
4.875%, 4-25-19	462	460,026
Banc of America Mortgage Trust 2004-3,
4.875%, 4-25-19	248	244,294
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (A)	1,750	1,871,722
Banco Hipotecario Nacional,
7.916%, 7-25-09 (A)	23	582
Banco Hipotecario Nacional,
2.57%, 3-25-11 (A)	10	250
Banco Hipotecario Nacional,
7.54%, 5-31-17 (A)	154	7,681
Bank of America Mortgage Securities, Inc.,
5.75%, 8-25-34	1,641	1,666,460
BankAmerica Manufactured Housing Contract Trust,
7.8%, 10-10-26	2,000	2,119,435
BankAmerica Manufactured Housing Contract Trust,
7.015%, 1-10-28	1,448	1,514,198
Bear Stearns Commercial Mortgage Securities Inc.,
5.064%, 5-14-16 (A)	1,350	1,376,602
BlackRock Capital Finance,
7.75%, 9-25-26 (A)	941	959,831
CHL Mortgage Pass-Through Trust 2003-28,
4.15%, 8-25-33	1,500	1,426,857
C-Bass Mortgage Loan Asset-Backed Certificates, Series 2005-CB1,
4.974%, 1-25-35	2,800	2,803,244
C-Bass Mortgage Loan Asset-Backed Certificates, Series 2005-CB3,
5.2793%, 6-25-35	1,254	1,264,877
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35	2,301	2,305,314
Charlie Mac Trust 2004-2,
5.0%, 10-25-34	2,805	2,791,777
Chase Mortgage Finance Trust, Series 2003-S2,
5.0%, 3-25-18	1,367	1,379,553
Chase Mortgage Finance Trust, Series 2003-S11,
5.5%, 10-25-33	1,132	1,136,574
Citicorp Mortgage Securities, Inc.,
6.3037%, 9-25-14	389	387,687
Collateralized Mortgage Obligation Trust,
5.0%, 7-1-18	49	48,741
Conseco Finance Securitizations Corp.,
6.981%, 6-15-32	1,200	1,236,335
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.42%, 7-1-35 (A)	1,050	1,052,297
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.8%, 7-1-35 (A)	1,275	1,284,761
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	937	962,328
FFCA Secured Lending Corporation,
4.36%, 2-18-22 (A)	1,500	1,393,676
FFCA Secured Lending Corporation,
4.61%, 2-18-22 (A)	1,000	921,225
Franchise Finance Corporation of America,
8.91%, 6-25-14	1,250	1,317,771
Franchise Finance Corporation of America,
7.8%, 6-1-20 (A)	135	137,045
GMAC Commerical Mortgage Securities,
5.94%, 7-1-13 (A)	329	329,693
GRMT Fairbanks Trust,
5.36%, 6-20-32 (A)	798	805,541
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC,
5.25%, 4-25-32	892	888,423
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC,
5.25%, 11-25-32 (A)	1,247	1,250,988
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC,
5.25%, 11-25-32 (A)	581	584,691
Green Tree Financial Corporation,
8.3%, 11-15-19	298	314,754
Green Tree Financial Corporation,
9.1%, 4-15-25	1,075	1,334,260
Hilton Hotel Pool Trust,
3.6113%, 10-3-15 (A)	500	503,126
Hilton Hotel Pool Trust 2000-HLTA C,
7.458%, 10-3-15 (A)	500	560,511
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33	1,000	995,910
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.2207%, 10-12-37 (A)	2,300	2,489,751
J.P. Morgan Mortgage Trust 2004-A3,
4.3366%, 7-25-34	1,860	1,840,587
Lehman ABS Manufactured Housing Contract,
5.873%, 5-15-22	1,163	1,193,445
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	1,801	1,814,698
MMCA Automobile Trust 2002-1,
5.37%, 1-15-10	790	791,682
Metropolitan Asset Funding, Inc.,
6.98%, 5-20-12 (A)	123	122,310
Mid-State Capital Corporation 2004-1 Trust,
6.005%, 8-15-37	469	489,372
Mid-State Trust,
8.33%, 4-1-30	773	837,480
Mid-State Trust,
7.34%, 7-1-35	1,813	1,939,166
Mid-State Trust,
7.4%, 7-1-35	1,711	1,825,555
Mid-State Trust,
7.79%, 7-1-35	733	781,548
Money Store Trust 1998-B (The),
3.37%, 8-15-29	2,636	2,635,350
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4 (Interest Only),
1.0668%, 11-28-35 (A)	33,476	1,263,415
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4,
5.88%, 11-28-35 (A)	680	676,998
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4,
5.88%, 11-28-35 (A)	340	347,488
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-2,
5.0%, 8-20-30 (A)	1,000	974,354
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series1998-D6,
6.0%, 3-15-30 (A)	1,572	1,681,120
Oakwood Mortgage Investors, Inc.,
8.1%, 10-15-21 (A)	752	778,304
Oakwood Mortgage Investors, Inc.,
7.375%, 8-15-27	673	701,980
Origen Manufactured Housing Contract Trust 2004-A,
2.02%, 10-15-13	79	78,472
Origen Manufactured Housing Contract Trust 2004-A,
5.7%, 1-15-35	543	563,712
Origen Manufactured Housing Contract Trust 2004-A,
5.91%, 1-15-35	1,600	1,655,269
Origen Manufactured Housing Contract Trust 2004-B,
4.75%, 8-15-21	400	399,246
Origen Manufactured Housing Contract Trust 2005-A,
4.97%, 10-15-21	935	949,270
Paine Webber Mortgage Acceptance Corporation,
7.655%, 1-2-12 (A)	2,450	2,570,754
Prudential Home Mortgage Securities,
6.98%, 9-28-08 (A)	26	26,019
Prudential Home Mortgage Securities,
6.73%, 4-28-24 (A)	7	7,244
Prudential Home Mortgage Securities,
8.0039%, 9-28-24 (A)	40	40,090
RALI Series 2003-QS11 Trust,
5.75%, 6-25-33	2,589	2,667,644
RAMP Series 2003-RS11 Trust,
6.092%, 12-25-33	2,000	2,042,963
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35	1,075	1,076,936
RFMSI Series 2004-S5 Trust,
4.5%, 5-25-19	386	377,865
RFMSI Series 2004-S5 Trust,
4.5%, 5-25-19	192	186,602
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
7.75%, 12-25-30	2,108	2,223,025
Sequoia Mortgage Funding Company,
6.38%, 8-28-31 (A)	69	68,338
Structured Asset Mortgage Investments, Inc.,
6.75%, 4-30-30	29	29,151
Structured Asset Mortgage Investments, Inc.,
6.75%, 4-30-30	13	13,273
Structured Asset Securities Corporation,
5.63%, 5-25-34	1,100	1,111,764
Structured Asset Securities Corporation,
6.0%, 6-25-34	2,750	2,820,614
Vanderbilt Mortgage and Finance, Inc.,
7.525%, 7-7-14	152	154,291
Vanderbilt Mortgage and Finance, Inc.,
7.07%, 12-7-14	449	458,987
Vanderbilt Mortgage and Finance, Inc.,
7.955%, 12-7-24	1,000	1,082,901
Vanderbilt Mortgage and Finance, Inc.,
7.525%, 11-7-26	915	964,595
Wells Fargo Mortgage Backed Securities 2003-K Trust (The),
4.5203%, 11-25-33	1,200	1,191,720
Wells Fargo Mortgage Backed Securities 2004-1 Trust (The),
5.5%, 2-25-34	1,696	1,731,242
		97,528,123
Real Estate Investment Trust - 0.29%
Covenant Retirement Communities, Inc.,
7.0%, 6-1-06	750	752,944

Security and Commodity Brokers - 0.27%
Bear Stearns Mortgage Securities Inc.,
8.0%, 11-25-29	697	695,450

TOTAL CORPORATE DEBT SECURITIES - 37.88%		$98,976,517

(Cost: $98,467,178)

MUNICIPAL OBLIGATION - 0.25%

California
City of Pleasant Hill, Taxable Multifamily Housing Revenue Refunding Bonds, Series 1995A (GNMA Collateralized - Chateau Project),
7.95%, 9-20-15	646	$662,499
(Cost: $651,779)

UNITED STATES GOVERNMENT SECURITIES

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 12-1-17	1,088	1,118,464
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 9-1-19	2,260	2,320,469
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 5-1-20	2,288	2,349,124
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
3.5%, 2-15-30	2,000	1,914,016
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
6.5%, 9-1-32	1,641	1,713,269
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 5-1-34	1,789	1,819,222
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 5-1-34	1,331	1,353,213
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
6.5%, 5-1-34	1,554	1,609,164
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 10-1-34	1,480	1,502,954
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 7-1-35	7,275	7,375,031
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 1-1-18	723	748,286
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 2-1-18	672	691,798
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 5-1-18	2,024	2,049,934
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 7-1-19	2,520	2,586,150
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
4.5%, 7-1-20	2,690	2,677,389
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 1-1-24	787	803,215
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 8-1-29	620	636,843
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 11-1-31	325	342,907
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 2-1-32	276	287,382
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 2-1-32	237	246,588
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 2-1-32	206	215,051
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 2-1-32	409	433,964
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 3-1-32	575	609,357
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 4-1-32	120	124,898
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 5-1-32	220	229,123
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 7-1-32	1,065	1,110,254
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 9-1-32	232	239,048
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 10-1-32	1,461	1,503,819
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 10-1-32	1,382	1,425,103
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 10-1-32	108	112,253
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 11-1-32	1,200	1,237,054
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 11-1-32	711	731,901
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 3-1-33	1,815	1,871,933
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 3-1-33	1,706	1,760,144
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 3-1-33	1,230	1,269,126
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 3-1-33	343	354,207
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 4-1-33	2,317	2,357,572
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 5-1-33	5,035	5,102,660
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 5-1-33	837	849,715
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 5-1-33	403	410,235
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 11-1-33	2,244	2,247,048
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 12-1-33	773	794,767
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 3-1-34	3,435	3,492,743
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 3-1-34	4,598	4,604,540
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 3-1-34	1,508	1,509,944
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 1-1-34	4,228	4,234,365
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 4-1-34	2,685	2,729,854
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 4-1-34	3,289	3,335,379
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 5-1-34	239	238,871
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 7-1-34	2,825	2,825,000
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 7-1-34	2,344	2,383,413
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 8-1-34	944	968,216
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 9-1-34	1,861	1,889,072
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 9-1-34	1,675	1,717,725
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 9-1-34	3,531	3,655,763
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 10-1-34	2,714	2,753,472
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 11-1-34	1,038	1,052,743
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 11-1-34	778	797,897
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 11-1-34	159	165,000
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 12-1-34	6,491	6,656,760
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 1-1-35	990	1,003,714
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 2-1-35	3,450	3,502,501
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 2-1-35	2,844	2,885,543
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 2-1-35	1,461	1,482,099
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 3-1-35	252	252,428
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 3-1-35	2,365	2,451,657
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 4-1-35	2,911	2,985,344
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 5-1-35	1,010	1,011,052
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
1.3102%, 3-16-34	8,872	514,097
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
1.1882%, 7-16-40	8,686	438,764
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
0.3779%, 3-16-42	21,465	392,736
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
0.9939%, 6-17-45	20,735	1,311,729
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
7.875%, 5-15-17	708	752,022
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
6.25%, 7-15-24	359	376,470
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 11-15-33	887	895,104
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 7-15-34	1,290	1,301,550
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 12-15-34	5,005	5,116,874
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 7-1-35	2,715	2,771,847
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 1,
7.2157%, 2-15-25	325	345,173
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 2,
7.7925%, 2-15-25	115	121,931

TOTAL UNITED STATES GOVERNMENT SECURITIES - 51.29%		$134,058,042

(Cost: $134,104,699)

SHORT-TERM SECURITIES

Beverages - 1.91%
Diageo Capital plc,
3.25%, 7-6-05	5,000	4,997,743

Finance Companies - 1.53%
IBM Capital Inc. (International Business Machines Corporation),
3.27%, 7-25-05	4,000	3,991,280

Food and Related - 3.06%
Wm. Wrigley Jr. Company,
3.25%, 7-14-05	4,000	3,995,306
Wm. Wrigley Jr. Company,
3.19%, 7-14-05	4,000	3,995,392
		7,990,698
Household - General Products - 1.16%
Fortune Brands Inc.,
3.41%, 7-1-05	3,032	3,032,000

Publishing - 1.91%
Tribune Co.,
3.3%, 7-11-05	5,000	4,995,417

Utilities - Telephone - 1.01%
Verizon Global Funding, Inc.,
3.3%, 7-22-05	2,651	2,645,897

TOTAL SHORT-TERM SECURITIES - 10.58%		$27,653,035

(Cost: $27,653,035)

TOTAL INVESTMENT SECURITIES - 100.00%		$261,350,093

(Cost: $260,876,691)

Notes to Schedule of Investments
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $24,636,021 or 9.43% of total investments.

THE INVESTMENTS OF IVY PACIFIC OPPORTUNITIES FUND

June 30, 2005
COMMON STOCKS	Shares	Value

Australia - 7.79%
Australia and New Zealand Banking Group Limited (A)	76,800	$1,271,509
BHP Billiton Plc (A)	87,170	1,204,322
Lion Nathan Limited (A)	280,420	1,617,994
National Australia Bank Limited (A)	40,000	936,580
Novogen LTD (A)*	260,510	922,096
Rio Tinto Limited (A)*	35,020	1,194,777
		7,147,278
China - 13.22%
Aluminum Corporation of China Limited, H Shares (A)	922,000	513,145
China Mobile (Hong Kong) Limited (A)	318,500	1,186,536
China Netcom Group Corporation (Hong Kong) Limited (A)	916,500	1,332,705
China Pet & Chem Sinopec (A)	3,500,000	1,373,697
China Resources Power Holdings Company Limited (A)	500,000	278,278
China Resources Power Holdings Company Limited (A)(B)	1,000,000	556,556
China Shenhua Energy Company Limited, H shares (A)(B)*	1,500,000	1,447,690
eLong, Inc., ADR*	39,950	436,454
Ninetowns Digital World Trade Holdings Limited, ADR*	63,000	437,535
PORTS DESIGN LIMITED (A)	500,000	363,531
PORTS DESIGN LIMITED (A)(B)	800,000	581,650
Seec Media Group Limited (A)	3,000,000	104,234
Shanghai Forte Land Co., Ltd., H Shares (A)	1,372,000	357,522
Sino-Forest Corporation, Class A (A)*	208,360	469,371
Sino-Forest Corporation, Class A (A)(B)*	217,000	488,835
Tencent Holdings Limited (A)(B)	1,050,000	797,195
The9 Limited, ADR*	29,400	758,520
Wah Sang Gas Holdings Limited (A)(C)*	736,000	15,154
Xinao Gas Holdings Limited (A)(B)*	900,000	625,402
		12,124,010
Hong Kong - 12.44%
ASM Pacific Technology Limited (A)	250,000	1,171,020
Cheung Kong (Holdings) Limited (A)	140,000	1,364,689
Chitaly Holdings Limited (A)	734,000	656,454
CITIC Pacific Limited (A)	200,000	585,510
Dah Sing Financial Holdings Limited (A)	70,000	468,408
GST Holdings Limited (A)(B)*	2,250,000	428,516
Hutchison Whampoa Limited, Ordinary Shares (A)	102,000	922,082
iShares MSCI Hong Kong Index Fund	45,000	558,900
Lee & Man Paper Manufacturing Limited (A)	382,000	324,437
Lee & Man Paper Manufacturing Limited (A)(B)	400,000	339,725
Oriental Press Group Limited (A)	2,254,000	667,121
Pacific Basin Shipping Limited (A)(B)	1,700,000	809,420
Panva Gas Holdings Limited (A)*	1,223,000	511,485
Sinolink Worldwide Holdings Limited (A)	4,678,000	776,556
Sun Hung Kai Properties Limited (A)*	85,000	839,499
Wharf (Holdings) Limited (The) (A)	280,000	983,657
		11,407,479
India - 6.80%
ICICI Bank Limited, ADR	50,000	1,092,500
Infosys Technologies Limited (A)	27,000	1,464,211
Jet Airways (India) Private Limited (A)(B)*	12,000	348,435
ONGC Videsh Limited (A)	86,460	2,029,995
Tata Consultancy Services Limited (A)	20,000	621,921
Tata Consultancy Services Limited (A)(B)	21,699	674,753
		6,231,815
Indonesia - 0.39%
PT International Nickel Indonesia Tbk (A)	245,000	355,291

Malaysia - 3.71%
AmInvestment Group Berhad (A)*	4	2
Arab-Malaysian Corporation Berhad (A)*	2,500,000	697,368
Genting Berhad (A)	200,000	994,737
Malayan Banking Berhad (A)	151,400	434,279
Malaysia International Shipping Corporation Berhad (A)	185,100	871,918
Maxis Communications Berhad (A)	160,000	408,421
		3,406,725
Singapore - 6.38%
DBS Group Holdings Ltd (A)	123,000	1,042,929
Keppel Corporation Limited (A)	240,000	1,778,832
Keppel Land Limited (A)	750,000	1,111,770
SembCorp Industries Ltd (A)	611,000	967,311
Venture Corporation Limited (A)	100,000	948,710
		5,849,552
South Korea - 20.21%
Cheil Industries Inc. (A)	44,240	714,169
Daelim Industrial Co., Ltd. (A)	25,910	1,387,544
Hana Bank (A)	67,040	1,795,078
Honam Petrochemical Corp. (A)*	30,000	1,254,229
Hynix Semiconductor Inc. (A)*	30,000	492,992
Hyundai Mipo Dockyard Co., Ltd. (A)	13,290	752,822
Hyundai Motor Company (A)*	18,000	1,000,483
KT Corporation (A)*	31,940	1,296,742
Kookmin Bank (A)*	58,670	2,668,365
Kyeryong Construction Industrial Co. Ltd (A)*	46,000	1,060,512
LG Chem, Ltd. (A)*	37,000	1,351,958
Samsung Electronics Co., Ltd. (A)	8,600	4,106,718
Samsung SDI Co., Ltd. (A)	7,000	657,032
		18,538,644
Taiwan - 15.84%
AU Optronics Corp., ADR	1	4
BenQ Corporation (A)*	961,800	933,964
Cathay Financial Holding Co., Ltd. (A)	1,150,000	2,320,734
Chinatrust Financial Holding Company, Ltd. (A)*	1,367,000	1,491,744
Formosa Chemicals & Fiber Corporation (A)	350,000	680,848
Formosa Plastics Corporation (A)	476,060	780,007
iShares MSCI Taiwan Index Fund	179,150	2,167,715
MediaTek Incorporation (A)	170,000	1,476,040
Quanta Computer Inc. (A)	414,577	793,355
TSRC Corporation (A)	2,456,000	1,320,639
Taiwan Semiconductor Manufacturing Company Ltd. (A)	1,013,227	1,765,897
United Microelectronics Corporation (A)*	1,096,222	797,504
		14,528,451
Thailand - 5.68%
Bangkok Bank Public Company Limited (A)	309,600	809,118
C.P. Seven Eleven Public Company Limited (A)	4,205,000	574,912
LAND AND HOUSES PUBLIC COMPANY LIMITED (A)	3,405,700	576,888
PTT Public Company Limited (A)	239,000	1,260,786
Silicon Motion Technology Corporation, ADR*	101,600	1,066,800
Thai Oil Public Company Limited (A)(B)	600,000	921,960
		5,210,464
United Kingdom - 1.01%
Standard Chartered PLC (A)	50,000	929,739

United States - 1.92%
iShares MSCI Pacific ex-Japan Index Fund	11,900	1,120,266
News Corporation Limited (The), CDI (A)	1	9
UTStarcom, Inc.*	85,000	636,225
		1,756,500

TOTAL COMMON STOCKS - 95.39%		$87,485,948

(Cost: $79,586,924)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 2.18%
Unilever Capital Corporation,
3.27%, 7-8-05	$2,000	1,998,728

Security and Commodity Brokers - 2.43%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
3.4%, 7-1-05	645	645,000
UBS Finance Delaware LLC,
3.39%, 7-1-05	1,580	1,580,000
		2,225,000

TOTAL SHORT-TERM SECURITIES - 4.61%		$4,223,728

(Cost: $4,223,728)

TOTAL INVESTMENT SECURITIES - 100.00%		$91,709,676

(Cost: $83,810,652)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $8,020,137 or 8.75% of total investments.

(C)Security valued in good faith by the Valuation Committee of the Board of Trustees.

THE INVESTMENTS OF IVY REAL ESTATE SECURITIES FUND

June 30, 2005
COMMON STOCKS	Shares	Value

Business Equipment and Services - 3.80%
Brookfield Properties Corporation	490,600	$14,129,280

Hotels and Gaming - 9.70%
Hilton Hotels Corporation	609,500	14,536,575
Marriott International, Inc., Class A	64,000	4,366,080
Starwood Hotels & Resorts Worldwide, Inc.	292,900	17,155,153
		36,057,808
Multiple Industry - 6.19%
DiamondRock Hospitality Company	360,100	4,069,130
Education Realty Trust, Inc.	359,200	6,573,360
Great Wolf Resorts, Inc.*	10,000	204,200
NorthStar Realty Finance Corp.	412,100	4,322,929
Spirit Finance Corporation	387,700	4,555,475
Spirit Finance Corporation (A)	70,700	830,725
Thomas Properties Group, Inc.	196,700	2,459,733
		23,015,552
Real Estate Investment Trust - 76.68%
Alexandria Real Estate Equities, Inc.	71,400	5,244,330
American Campus Communities, Inc.	320,400	7,266,672
Archstone-Smith Trust	173,600	6,704,432
Arden Realty, Inc.	69,300	2,493,414
AvalonBay Communities, Inc.	100,700	8,136,560
BRE Properties, Inc., Class A	30,100	1,259,685
BioMed Realty Trust, Inc.	361,012	8,610,136
Boston Properties, Inc.	121,300	8,491,000
Brandywine Realty Trust	296,100	9,075,465
Camden Property Trust	208,800	11,223,000
Capital Automotive REIT	36,800	1,403,368
Catellus Development Corporation	144,000	4,723,200
Columbia Equity Trust, Inc.*	120,000	1,842,000
Cousins Properties Incorporated	165,300	4,889,574
Developers Diversified Realty Corporation	306,000	14,063,760
Equity One, Inc.	282,200	6,405,940
Equity Residential	296,700	10,924,494
Essex Property Trust, Inc.	45,500	3,779,230
Extra Space Storage Inc.	130,234	1,866,253
First Potomac Realty Trust	149,000	3,695,200
General Growth Properties, Inc.	382,540	15,718,569
Gramercy Capital Corp.	163,600	4,001,656
Hersha Hospitality Trust	335,600	3,201,624
Host Marriott Corporation	302,800	5,299,000
Kimco Realty Corporation	190,950	11,248,865
Kite Realty Group Trust	416,200	6,243,000
Liberty Property Trust	91,100	4,036,641
Maguire Properties, Inc.	143,700	4,072,458
Mills Corporation (The)	239,000	14,528,810
Newcastle Investment Corp.	105,100	3,168,765
PS Business Parks, Inc.	41,000	1,822,450
Pan Pacific Retail Properties, Inc.	26,500	1,759,070
Prentiss Properties Trust	183,900	6,701,316
ProLogis	504,562	20,303,575
Public Storage, Inc.	70,000	4,427,500
Regency Centers Corporation	67,900	3,883,880
Simon Property Group, Inc.	287,800	20,862,622
Sovran Self Storage, Inc.	9,800	445,508
Strategic Hotel Capital, L.L.C.	293,500	5,283,000
Trizec Properties, Inc.	241,600	4,969,712
United Dominion Realty Trust, Inc.	364,642	8,769,640
Ventas, Inc.	206,500	6,236,300
Vornado Realty Trust	45,400	3,650,160
Winston Hotels, Inc.	218,100	2,455,806
		285,187,640
Retail - Specialty Stores - 1.51%
Forest City Enterprises, Inc., Class A	78,989	5,608,219

TOTAL COMMON STOCKS - 97.88%		$363,998,499

(Cost: $293,080,700)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Capital Equipment - 0.54%
Deere (John) Capital Corporation,
3.33%, 7-26-05	$2,000	1,995,375

Food and Related - 0.80%
Wm. Wrigley Jr. Company,
3.25%, 7-14-05	3,000	2,996,479

Household - General Products - 0.78%
Fortune Brands Inc.,
3.41%, 7-1-05	2,886	2,886,000

TOTAL SHORT-TERM SECURITIES - 2.12%		$7,877,854

(Cost: $7,877,854)

TOTAL INVESTMENT SECURITIES - 100.00%		$371,876,353

(Cost: $300,958,554)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of this security amounted to 0.22% of total investments.

THE INVESTMENTS OF IVY SMALL CAP VALUE FUND

June 30, 2005
COMMON STOCKS	Shares	Value

Apparel - 0.56%
Reebok International Ltd.	15,500	$648,365

Banks - 6.23%
Central Pacific Financial Corp.	24,100	857,960
First Niagara Financial Group, Inc.	106,700	1,555,153
Gold Banc Corporation, Inc.	113,900	1,657,815
Irwin Financial Corporation	45,900	1,018,521
Trustmark Corporation	55,500	1,623,653
Wintrust Financial Corporation	9,400	492,043
		7,205,145
Business Equipment and Services - 6.06%
Brink's Company (The)	61,000	2,196,000
Heidrick & Struggles International, Inc.*	34,100	891,033
Laidlaw International, Inc.*	115,200	2,776,320
Lennox International Inc.	26,000	550,420
ProQuest Company*	18,100	593,499
		7,007,272
Capital Equipment - 1.16%
Actuant Corporation, Class A*	16,800	805,392
Manitowoc Company, Inc. (The)	13,100	537,362
		1,342,754
Chemicals - Petroleum and Inorganic - 0.47%
NuCO2 Inc.*	21,100	540,054

Coal - 1.90%
Foundation Coal Holdings, Inc.	52,200	1,354,068
Massey Energy Company	22,300	841,156
		2,195,224
Communications Equipment - 1.09%
ADTRAN, Inc.	31,800	788,163
Polycom, Inc.*	31,800	474,297
		1,262,460
Computers - Micro - 0.89%
Tech Data Corporation*	28,054	1,026,917

Computers - Peripherals - 1.93%
Borland Software Corporation*	124,700	856,065
Novatel Wireless, Inc.*	48,300	601,335
TIBCO Software Inc.*	117,929	769,487
		2,226,887
Construction Materials - 1.07%
Walter Industries, Inc.	30,700	1,234,140

Containers - 3.83%
AptarGroup, Inc.	18,300	929,640
Crown Holdings, Inc.*	72,200	1,027,406
Jarden Corporation*	36,500	1,968,080
Packaging Corporation of America	24,100	507,305
		4,432,431
Cosmetics and Toiletries - 0.84%
Nu Skin Enterprises, Inc., Class A	41,800	973,940

Defense - 0.47%
Alliant Techsystems Inc.*	7,700	543,620

Electronic Components - 2.12%
Axcelis Technologies, Inc.*	97,800	671,397
Brooks Automation, Inc.*	32,900	488,894
Integrated Device Technology, Inc.*	47,000	505,015
Thomas & Betts Corporation*	27,700	782,248
		2,447,554
Electronic Instruments - 0.50%
AMETEK, Inc.	13,700	573,345

Finance Companies - 1.83%
Allmerica Financial Corporation*	53,100	1,969,479
CompuCredit Corporation*	4,200	144,123
		2,113,602
Food and Related - 3.24%
Chiquita Brands International Inc.	40,100	1,101,146
Hain Celestial Group, Inc. (The)*	56,800	1,107,316
John B. Sanfilippo & Son, Inc.*	17,900	410,984
Lance, Inc.	32,700	560,968
Ralcorp Holdings, Inc.	13,600	559,640
		3,740,054
Forest and Paper Products - 1.75%
Bowater Incorporated	18,800	608,556
Owens-Illinois, Inc.*	36,600	916,830
Smurfit-Stone Container Corporation	49,500	501,682
		2,027,068
Health Care - General - 3.63%
Amedisys, Inc.*	34,000	1,252,390
dj Orthopedics, Inc.*	41,482	1,137,851
Sybron Dental Specialties, Inc.*	48,000	1,805,760
		4,196,001
Homebuilders, Mobile Homes - 1.02%
Fleetwood Enterprises, Inc.*	116,600	1,183,490

Hospital Supply and Management - 1.69%
LifePoint Hospitals, Inc.*	38,646	1,953,749

Hotels and Gaming - 2.82%
Gaylord Entertainment Company*	49,900	2,319,851
Kerzner International Limited*	16,500	939,675
		3,259,526
Household - General Products - 0.62%
Church & Dwight Co., Inc.	19,900	720,380

Household - Major Appliances - 0.81%
Briggs & Stratton Corporation	27,000	934,740

Insurance - Life - 1.22%
Universal American Financial Corp.*	62,400	1,412,424

Insurance - Property and Casualty - 2.69%
Max Re Capital Ltd.	85,200	1,952,358
PXRE Group Ltd.	46,100	1,162,642
		3,115,000
Leisure Time Industry - 2.24%
Brunswick Corporation	18,000	779,760
K2 Inc.*	41,800	530,024
RC2 Corporation*	23,800	895,475
Steiner Leisure Limited*	10,300	381,306
		2,586,565
Motor Vehicles Parts - 0.68%
Tenneco Automotive Inc.*	47,200	785,408

Multiple Industry - 9.62%
Alpha Natural Resources, Inc.*	37,600	897,888
Aspen Insurance Holdings Limited	40,200	1,107,912
DSW Inc., Class A*	3,000	74,850
FreightCar America, Inc.*	30,000	593,400
Montpelier Re Holdings Ltd.	32,918	1,138,304
NorthWestern Corporation	53,300	1,677,884
PHH Corporation*	20,000	514,400
Platinum Underwriters Holdings, Ltd.	13,700	435,934
Prestige Brands Holdings, Inc.*	76,300	1,487,850
Sunstone Hotel Investors, Inc.	23,400	567,684
Symmetry Medical Inc.*	33,100	779,174
TreeHouse Foods, Inc.*	34,800	992,148
U-Store-It Trust	44,600	849,630
		11,117,058
Non-Residential Construction - 1.85%
Washington Group International, Inc.*	41,900	2,143,185

Petroleum - Domestic - 0.73%
Whiting Petroleum Corporation*	23,100	838,761

Petroleum - International - 1.19%
Forest Oil Corporation*	12,900	541,800
Vintage Petroleum, Inc.	27,300	831,831
		1,373,631
Publishing - 2.43%
Banta Corporation	48,000	2,177,280
PRIMEDIA Inc.*	155,300	628,965
		2,806,245
Real Estate Investment Trust - 2.90%
Accredited Home Lenders Holding Co.*	36,400	1,600,690
Heritage Property Investment Trust, Inc.	12,400	434,248
Highland Hospitality Corporation	16,200	169,290
HomeBanc Corp.	84,600	769,014
Rayonier Inc.	7,238	383,831
		3,357,073
Restaurants - 1.68%
Landry's Restaurants, Inc.	37,200	1,119,348
Triarc Companies, Inc.	51,400	827,540
		1,946,888
Retail - General Merchandise - 2.86%
BJ's Wholesale Club, Inc.*	35,900	1,166,391
Saks Incorporated*	60,200	1,141,994
Stage Stores, Inc.*	23,000	1,001,305
		3,309,690
Retail - Specialty Stores - 3.38%
AnnTaylor Stores Corporation*	51,500	1,250,420
Handleman Company	28,900	477,139
Regis Corporation	14,200	554,936
Sports Authority, Inc. (The)*	50,900	1,618,620
		3,901,115
Savings and Loans - 3.42%
Flagstar Bancorp, Inc.	58,800	1,113,084
Sterling Financial Corporation*	43,200	1,614,600
Washington Federal, Inc.	51,900	1,219,910
		3,947,594
Security and Commodity Brokers - 1.86%
Affiliated Managers Group, Inc.*	31,400	2,145,562

Timesharing and Software - 1.70%
Digitas Inc.*	50,900	580,514
Hyperion Solutions Corporation*	15,500	623,100
Manhattan Associates, Inc.*	39,800	763,961
		1,967,575
Utilities - Electric - 4.28%
CMS Energy Corporation*	75,600	1,138,536
DPL Inc.	20,800	570,960
PNM Resources, Inc.	63,700	1,835,197
Reliant Energy, Inc.*	66,800	826,984
Wisconsin Energy Corporation	14,700	573,300
		4,944,977
Utilities - Gas and Pipeline - 1.59%
Energen Corporation	33,800	1,184,690
UGI Corporation	23,400	652,860
		1,837,550
Utilities - Telephone - 1.42%
Dobson Communications Corporation, Class A*	159,400	681,435
US Unwired Inc.*	165,800	961,640
		1,643,075

TOTAL COMMON STOCKS - 94.27%		$108,968,094

(Cost: $101,074,235)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 2.59%
IBM Capital Inc. (International Business Machines Corporation),
3.27%, 7-25-05	$3,000	2,993,460

Household - General Products - 3.14%
Fortune Brands Inc.,
3.41%, 7-1-05	3,631	3,631,000

TOTAL SHORT-TERM SECURITIES - 5.73%		$6,624,460

(Cost: $6,624,460)

TOTAL INVESTMENT SECURITIES - 100.00%		$115,592,554

(Cost: $107,698,695)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

THE INVESTMENTS OF IVY VALUE FUND

June 30, 2005
COMMON STOCKS	Shares	Value

Aircraft - 2.41%
Lockheed Martin Corporation	26,900	$1,745,003

Aluminum - 0.52%
Alcoa Incorporated	14,500	378,885

Banks - 10.32%
Bank of America Corporation	51,656	2,356,030
Citigroup Inc.	45,513	2,104,066
MBNA Corporation	10,100	264,216
Mellon Financial Corporation	45,700	1,311,133
Wachovia Corporation	11,150	553,040
Wells Fargo & Company	14,200	874,436
		7,462,921
Beverages - 1.79%
Diageo plc, ADR (A)	12,150	720,495
Molson Coors Brewing Company, Class B (A)	9,200	570,400
		1,290,895
Broadcasting - 1.55%
Viacom Inc., Class B	34,900	1,117,498

Business Equipment and Services - 2.79%
ARAMARK Corporation, Class B	40,300	1,063,920
Waste Management, Inc.	33,700	955,058
		2,018,978
Capital Equipment - 1.16%
Illinois Tool Works Inc.	10,540	839,827

Chemicals - Petroleum and Inorganic - 1.59%
Dow Chemical Company (The)	13,250	590,022
du Pont (E.I.) de Nemours and Company (A)	12,950	556,980
		1,147,002
Chemicals - Specialty - 0.99%
Air Products and Chemicals, Inc.	5,800	349,740
Scotts Miracle-Gro Company (The)*	5,100	363,171
		712,911
Communications Equipment - 1.05%
Cisco Systems, Inc.*	39,700	758,071

Computers - Main and Mini - 0.65%
International Business Machines Corporation	6,350	471,170

Computers - Peripherals - 6.12%
Amdocs Limited*	23,750	627,712
Lexmark International, Inc., Class A (A)*	8,700	564,021
Microsoft Corporation	35,400	878,805
Oracle Corporation*	88,600	1,169,963
Symantec Corporation (A)*	54,600	1,187,277
		4,427,778
Cosmetics and Toiletries - 0.87%
NBTY, Inc.*	24,200	627,748

Electronic Components - 1.81%
Intel Corporation (A)	30,500	793,763
Texas Instruments Incorporated	18,350	515,085
		1,308,848
Finance Companies - 5.39%
Fannie Mae	26,000	1,518,400
Freddie Mac (A)	36,500	2,380,895
		3,899,295
Food and Related - 1.16%
J.M. Smucker Company (The)	17,900	840,226

Furniture and Furnishings - 2.07%
Masco Corporation	47,100	1,495,896

Health Care - Drugs - 0.43%
Pfizer Inc.	11,400	314,412

Health Care - General - 2.85%
Da Vita Inc.*	19,500	886,860
Renal Care Group, Inc.*	14,900	686,890
Wyeth	10,900	485,050
		2,058,800
Hospital Supply and Management - 2.55%
PacifiCare Health Systems, Inc.*	25,800	1,843,410

Insurance - Property and Casualty - 5.79%
Allstate Corporation (The)	27,600	1,649,100
Assurant, Inc.	32,800	1,184,080
St. Paul Companies, Inc. (The)	34,252	1,353,982
		4,187,162
Leisure Time Industry - 1.92%
Brunswick Corporation	13,700	593,484
Cendant Corporation	35,600	796,372
		1,389,856
Motion Pictures - 1.24%
News Corporation Limited, Class A	55,300	894,754

Multiple Industry - 3.84%
General Electric Company	80,200	2,778,930

Petroleum - International - 12.67%
Burlington Resources Inc.	7,100	392,204
ChevronTexaco Corporation	44,000	2,460,480
ConocoPhillips	19,800	1,138,302
Devon Energy Corporation	26,900	1,363,292
Exxon Mobil Corporation	66,206	3,804,859
		9,159,137
Publishing - 0.62%
Gannett Co., Inc.	6,250	444,562

Railroad - 1.04%
Union Pacific Corporation (A)	11,600	751,680

Retail - General Merchandise - 2.01%
Dollar General Corporation	14,350	292,166
Family Dollar Stores, Inc.	44,500	1,161,450
		1,453,616
Security and Commodity Brokers - 6.79%
Marsh & McLennan Companies, Inc.	26,000	720,200
Merrill Lynch & Co., Inc.	6,200	341,062
Morgan (J.P.) Chase & Co.	60,102	2,122,803
Morgan Stanley	13,240	694,703
Prudential Financial, Inc. (A)	15,750	1,034,145
		4,912,913
Tobacco - 2.04%
Altria Group, Inc.	22,800	1,474,248

Utilities - Electric - 4.51%
Dominion Resources, Inc. (A)	11,900	873,341
Exelon Corporation	22,000	1,129,260
PPL Corporation	21,200	1,258,856
		3,261,457
Utilities - Gas and Pipeline - 1.04%
Enbridge Inc.	26,300	749,550

Utilities - Telephone - 5.32%
Iowa Telecommunications Services, Inc.	41,800	783,750
SBC Communications Inc.	26,000	617,500
Sprint Corporation	42,600	1,068,834
Verizon Communications Inc.	21,700	749,735
Vodafone Group Plc, ADR (A)	25,850	628,672
		3,848,491

TOTAL COMMON STOCKS - 96.90%		$70,065,930

(Cost: $60,763,371)

PREFERRED STOCK - 0.13%

Finance Companies
Federal National Mortgage Association, 5.375% Convertible	1	$96,854
(Cost: $100,000)
SHORT-TERM SECURITY - 2.97%	Principal Amount in Thousands

Household - General Products
Fortune Brands Inc.,
3.41%, 7-1-05	$2,145	$2,145,000
(Cost: $2,145,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$72,307,784

(Cost: $63,008,371)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Securities serve as cover for the following call options written outstanding at June 30, 2005:
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Dominion Resources, Inc.	56	July/80	4,427	280
du Pont (E.I.) de Nemours and Company	61	July/50	3,080	305
Prudential Financial, Inc.	27	September/70	3,528	2,970
Union Pacific Corporation	116	September/70	7,826	8,053

			$18,861	$11,608

In addition to the above call options written, the following put options written was outstanding as of June 30, 2005:

Underlying Security	Contracts Subject to to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Diageo plc, ADR	27	July/55	1,701	338
Freddie Mac	26	July/50	1,508	65
Intel Corporation	72	July/20	2,880	180
Lexmark International, Inc., Class A	21	July/65	1,721	3,045
Molson Coors Brewing Company, Class B	14	July/55	985	105
Symantec Corporation	176	July/17.5	7,744	440
Vodafone Group Plc, ADR	62	July/25	3,286	3,720

			$19,825	$7,893

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date August 29, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date August 29, 2005